                             Total Return Series of
                              Security Equity Fund
                           One Security Benefit Place
                                Topeka, KS 66636
                                 (800) 888-2461

                                                                   July 20, 2002

Dear Shareholder:

Your Board of  Directors  has called a special  meeting of  Shareholders  of the
Total Return Series ("Total Return Fund") of Security Equity Fund, to be held at
9:30 a.m.,  local time,  on August 20, 2002,  at the offices of Security  Equity
Fund,  Security  Benefit Group  Building,  One Security  Benefit Place,  Topeka,
Kansas 66636.

The Board of Directors of Security Equity Fund has approved a reorganization  of the Total Return Fund, into the Equity Series ("Equity Fund") of Security Equity
Fund, which is managed by Security  Management  Company,  LLC and is part of the
Security  Group of Mutual  Funds (the  "Reorganization").  The  Equity  Fund has
investment objectives and policies that are similar in many respects to those of the Total Return  Fund.  The  Reorganization  is expected to result in operating expenses that are lower for Total Return Fund's shareholders.

You are asked to vote to  approve  a Plan of  Reorganization.  The  accompanying document  describes  the  proposed  transaction  and  compares  the policies and expenses of the Funds for your evaluation.

After  careful  consideration,  the Board of Directors  of Security  Equity Fund
unanimously  approved  this  proposal  with  respect  to Total  Return  Fund and recommended that shareholders of the Fund vote "FOR" the proposal.

A Proxy  Statement/Prospectus  that describes the Reorganization is enclosed. We urge you to vote your shares by completing  and returning the enclosed  proxy in the  envelope  provided,  or vote by Internet  or  telephone,  at your  earliest convenience.

YOUR VOTE IS IMPORTANT  REGARDLESS  OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO
AVOID THE ADDED  COST OF  FOLLOW-UP  SOLICITATIONS  AND  POSSIBLE  ADJOURNMENTS,
PLEASE TAKE A FEW MINUTES TO READ THE PROXY  STATEMENT/PROSPECTUS  AND CAST YOUR
VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN AUGUST 19, 2002.

We appreciate  your  participation  and prompt response in this matter and thank you for your continued support.

                                                              Sincerely,

                                                              James R. Schmank
                                                              President

                             Total Return Series of
                              Security Equity Fund
                           One Security Benefit Place
                                Topeka, KS 66636
                                 (800) 888-2461

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                               TOTAL RETURN SERIES
                             OF SECURITY EQUITY FUND
                          TO BE HELD ON AUGUST 20, 2002

To the Shareholders:

A special  meeting of  Shareholders  of the Total Return Series  ("Total  Return
Fund") of  Security  Equity  Fund will be held on August 20,  2002 at 9:30 a.m., local time, at the Security Benefit Group Building,  One Security Benefit Place,
Topeka, Kansas 66636.

The purposes of the special meeting of the Total Return Fund are as follows:

1.   To approve a Plan of Reorganization providing for the acquisition of all of the assets and  liabilities  of the Total Return Fund by the Equity  Series
     ("Equity  Fund") of Security  Equity Fund solely in exchange  for shares of the Equity Fund,  followed by the complete  liquidation of the Total Return
     Fund; and

2.   To transact  such other  business as may  properly  come before the special meeting of Shareholders or any adjournments thereof.

Shareholders of record at the close of business on June 24, 2002 are entitled to notice  of,  and to vote at,  the  meeting.  Your  attention  is  called  to the accompanying  Proxy  Statement/Prospectus.  Regardless  of  whether  you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY
CARD OR VOTE BY  TELEPHONE  OR  INTERNET  so that a quorum will be present and a maximum  number of shares may be voted.  If you are present at the meeting,  you may change your vote, if desired, at that time.

                                             By Order of the Board of Directors

                                             Amy J. Lee
                                             Secretary

July 20, 2002

                           PROXY STATEMENT/PROSPECTUS

                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                              TOPEKA, KANSAS 66636
                                 (800) 888-2461

                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON
                                 AUGUST 20, 2002

                               TOTAL RETURN SERIES
                             OF SECURITY EQUITY FUND
                       RELATING TO THE REORGANIZATION INTO
                                  EQUITY SERIES
               OF SECURITY EQUITY FUND (COLLECTIVELY, THE "FUNDS")

INTRODUCTION

This Proxy Statement/Prospectus provides you with information about the proposed transactions.  The  transactions  involve the  transfer of all of the assets and liabilities  of Total  Return  Series  ("Total  Return  Fund") to Equity  Series
("Equity  Fund") of Security  Equity  Fund,  an open-end  management  investment company,  solely in exchange  for shares of Equity Fund (the  "Reorganization").
The Total Return Fund would then distribute to you your portion of the shares of
Equity Fund it received in the Reorganization. The result would be a liquidation of Total  Return  Fund.  You would  receive  shares of the Equity Fund having an aggregate  value equal to the aggregate value of the shares of Total Return Fund held by you as of the  close of  business  on the  business  day  preceding  the closing  of the  Reorganization.  You are  being  asked  to vote on the  Plan of
Reorganization through which these transactions would be accomplished.

Because you, as a shareholder of Total Return Fund, are being asked to approve a transaction  that will result in your holding shares of Equity Fund,  this Proxy
Statement also serves as a Prospectus for Equity Fund.

This Proxy  Statement/Prospectus,  which you should retain for future reference, contains  important  information  about  Equity Fund that you should know before investing. A Statement of Additional Information dated June 29, 2002, containing additional  information about the Reorganization has been filed with the SEC and is available,  without charge,  by calling (800)  888-2461.  For a more detailed discussion of the investment  objectives,  policies,  restrictions  and risks of each of the Funds,  see the Prospectus (the "Security  Equity Fund  Prospectus")
and the  Statement of  Additional  Information  for the Funds dated  February 1,
2002, as supplemented  May 1, 2002,  which may be obtained,  without charge,  by calling (800) 888-2461.  Each of the Funds also provides periodic reports to its shareholders,  which highlight  certain  important  information about the Funds, including  investment results and financial  information.  The annual report for the Funds dated  September  30, 2001, is included  herewith and is  incorporated herein by reference.

You may also obtain  proxy  materials,  reports and other  information  filed by
Equity Fund from the SEC's Public  Reference Room  (1-800-SEC-0330)  or from the
SEC's internet website at www.sec.gov.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES,  OR DETERMINED THAT THIS PROXY  STATEMENT/PROSPECTUS  IS TRUTHFUL OR
COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

DATE: JUNE 29, 2002

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Security Equity Fund Prospectus and the Plan of Reorganization, which is attached hereto as Appendix A.

THE  PROPOSED  REORGANIZATION  -- On May 3,  2002,  the  Board of  Directors  of
Security  Equity  Fund  approved  with  respect  to each of the  Funds a Plan of
Reorganization (the "Reorganization  Plan"). Subject to approval of Total Return
Fund shareholders, the Reorganization Plan provides for:

o  the  transfer of all of the assets of Total  Return Fund to Equity  Fund,  in exchange for shares of Equity Fund;

o  the assumption by Equity Fund of all of the liabilities of Total Return Fund;

o  the distribution of shares of Equity Fund to the shareholders of Total Return
   Fund; and

o  the complete liquidation of Total Return Fund.

The  Reorganization  is expected to be effective upon the opening of business on
August 28, 2002, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization,  each shareholder of Class A, Class B, and Class
C shares of Total  Return Fund would become a  shareholder  of the same class of shares of Equity  Fund.  Each  shareholder  would  hold,  immediately  after the
Closing,  shares of each class of Equity Fund having an aggregate value equal to the  aggregate  value of the shares of that same class of shares of Total Return
Fund held by that  shareholder  as of the close of business on the  business day preceding the Closing.

The  Reorganization  is intended  to  eliminate  duplication  of costs and other inefficiencies arising from having two substantially similar mutual funds within the same group of funds,  as well as to assist in achieving  economies of scale.
Shareholders  in Total Return Fund are expected to benefit from the  elimination of this  duplication  and from the larger  asset base that will  result from the
Reorganization.

Approval of the  Reorganization  Plan with respect to Total Return Fund requires the affirmative vote of a majority of the outstanding shares of the Fund. In the
event  that  the   shareholders   of  Total  Return  Fund  do  not  approve  the
Reorganization, the Fund would continue to operate as a separate entity, and the
Fund's Board of Directors would determine what further action, if any, to take.

AFTER  CAREFUL  CONSIDERATION,  THE BOARD OF DIRECTORS  OF SECURITY  EQUITY FUND
UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU
VOTE "FOR" THE PROPOSED REORGANIZATION.

In considering whether to approve the Reorganization, you should note that:

o  Total Return Fund has investment  objectives and policies that are similar in many respects to the investment objectives and policies of Equity Fund. Total
   Return Fund seeks high total return,  consisting of capital  appreciation and current income. Equity Fund seeks long-term capital growth. Each Fund invests primarily in equity securities of U.S. companies.

o  The proposed  Reorganization  offers  actual  reductions  in total  operating expenses for  shareholders  of Total Return Fund. See the "Comparison of Fees
   and Expenses," page 9.

o  The  current  sales load  structure  for the each of the Funds is  identical, except with regard to the Class A distribution  fee which applies only Equity
   Fund. See the "Comparison of Fees and Expenses," page 9.

For  further  information  on fees and  expenses,  see  "Comparison  of Fees and
Expenses."

o  The Funds have the same investment manager,  Security Management Company, LLC
   ("Security Management"), One Security Benefit Place, Topeka, Kansas, 66636.

PURCHASE,  REDEMPTION, AND EXCHANGE INFORMATION -- The purchase,  redemption and exchange  provisions  and  privileges for the Funds are the same. For additional information on purchase,  redemption and exchange  procedures see "Comparison of
Fees and Expenses," page 9 and "More Information Regarding the Funds," page 17.

FEDERAL INCOME TAX CONSEQUENCES OF THE  REORGANIZATION  -- The Funds expect that the  Reorganization  will be  considered  a tax-free  reorganization  within the meaning of section  368(a)(1) of the Internal  Revenue Code of 1986,  as amended
(the  "Code").  As such you will not  recognize  gain or loss as a result of the
Reorganization. See "Information About The Reorganization - Tax Considerations."

COMPARISON OF RISKS INVOLVED IN INVESTING IN THE FUNDS

Because the Funds have similar investment objectives and policies,  the risks of an investment in the Funds are substantially  similar.  The principal risk of an investment  in one of the Funds is  fluctuation  in the net  asset  value of the
Fund's shares. Market conditions, investment policies, portfolio management, and other factors affect such fluctuations.

Each Fund is subject to risks  associated  with investing in equity  securities, the prices of which tend to fluctuate  more  dramatically  over the shorter term than do the prices of other  asset  classes.  These  movements  may result  from factors affecting individual companies,  or from broader influences like changes in interest rates,  market conditions,  investor  confidence or announcements of economic, political or financial information.

o  Each Fund invests primarily in growth stocks. Growth stocks can offer greater or more  rapid  capital  appreciation  than  value  stocks,  but may lack the dividend yield that can cushion stock prices in market downturns.

o  Each  Fund may  invest in value  stocks  to  attempt  to  reduce  the  Fund's potential  volatility  and possibly add to current  income.  Value stocks are subject  to the risk that the  market  may never  recognize  their  intrinsic values,  and their prices may go down. While  investments in value stocks may limit  downside risk over time,  the Funds may, as a trade-off,  produce more modest gains than riskier stock funds.

o  Each Fund may invest in dollar-denominated  foreign securities.  Investing in foreign securities involves additional risks such as differences in financial reporting  standards,  a lack of adequate  company  information and political instability.  These risks may be particularly acute in underdeveloped capital markets.

o  Each Fund may invest in options and futures.  Options and futures are used to hedge a Fund's portfolio,  to increase returns,  or to maintain exposure to a market without buying individual securities. These transactions may result in reduced  returns or  increased  volatility,  and may also entail  transaction expenses.

o  Each Fund may invest in investment companies, which could include index-based investments such as SPDRs (based on the S&P 500),  MidCap SPDRs (based on the
   S&P MidCap 400 Index), Select Sector SPDRs (based on sectors or industries of the S&P 500 Index), Nasdaq-100 Index Tracking Stocks (based on the Nasdaq-100 index),  and DIAMONDS  (based on the Dow Jones  Industrial  Average).  To the extent each Fund invests in other investment companies, it will incur its pro rata share of the underlying  investment  companies' expenses. In addition, a
   Fund will be subject to the effects of business and  regulatory  developments that  affect an  underlying  investment  company  or the  investment  company industry generally.

o  Total Return Fund may invest in fixed-income securities,  which present risks because the market value of fixed-income investments generally is affected by changes in interest  rates.  When interest  rates rise, the market value of a fixed-income security declines.  Generally, the longer a bond's maturity, the greater  the risk.  A bond's  value can also be  affected  by  changes in the credit  rating or financial  condition of its issuer.  Investments  in higher yielding, high risk debt securities may present additional risk because these securities may be less liquid than investment grade bonds.  They also tend to be more  susceptible to high interest rates and to real or perceived  adverse economic and competitive industry conditions.  Because bond values fluctuate, an investor may receive more or less money than originally invested.

INVESTMENT OBJECTIVES AND POLICIES

COMPARISON OF OBJECTIVES  AND PRIMARY  INVESTMENT  STRATEGIES -- The  investment objectives,  policies and restrictions of the Funds are similar,  although there are certain differences. There can be no assurance that either Fund will achieve its stated objective.

INVESTMENT OBJECTIVE.  The Funds have similar investment objectives and policies.

o  Total Return Fund seeks high total return, consisting of capital appreciation and current income.

o  Equity Fund seeks long-term capital growth.

PRIMARY INVESTMENT STRATEGIES.

o  To choose equity securities for the Funds,  Security Management,  each Fund's investment adviser,  uses a blended approach,  investing in growth stocks and
   value  stocks.   Security  Management  typically  chooses  stock  of  larger, growth-oriented  companies.  Each  Fund  also may  invest  in  value-oriented securities to attempt to reduce the Fund's potential  volatility and possibly add to current  income.  In choosing  the balance of growth  stocks and value stocks,  Security Management compares the potential risks and rewards of each category.

TOTAL RETURN FUND.

o  Total Return Fund, under normal circumstances,  invests in a well-diversified portfolio of equity securities of U.S. companies in different  capitalization ranges. The Fund may also invest in equity securities  offering the potential for current  income and in fixed income  securities  in any rating  category,
   including   restricted   securities   eligible   for   resale  to   qualified
   institutional investors under Rule 144A.

o  Total Return Fund  typically  sells a security when the reasons for buying it
   no  longer  apply,   or  when  the  company  begins  to  show   deteriorating
   fundamentals or poor relative performance.

o  Total  Return  Fund also may invest a portion  of its  assets in options  and futures  contracts.  These  instruments  may be  used  to  hedge  the  Fund's portfolio, to increase returns or to maintain exposure to the equity markets.

o  Total Return Fund may invest in a variety of investment companies,  including those that seek to track the composition and performance of a specific index.
   The Fund may use these index-based  investments as a way of managing its cash position or to gain exposure to the equity markets or a particular  sector of the equity market, while maintaining liquidity.

o  Under adverse  conditions,  Total Return Fund could invest some or all of its assets in cash or money market securities.

EQUITY FUND.

o  Equity Fund pursues its objective by investing,  under normal  circumstances, at least 80% of its net assets in a  widely-diversified  portfolio  of equity securities,  whose total market value is $5 billion or greater at the time of purchase  and which may include  American  Depositary  Receipts  ("ADRs") and convertible securities.

o  Equity  Fund may  invest a portion  of its  assets  in  options  and  futures contracts.  These instruments may be used to hedge the Fund's  portfolio,  to maintain exposure to the equity markets or to increase returns.

o  Equity Fund may invest in a variety of investment companies,  including those that seek to track the composition  and performance of a specific index.  The
   Fund may use these  index-based  investments  as a way of  managing  its cash position or to gain exposure to the equity markets or a particular  sector of the equity markets, while maintaining liquidity.

o  Equity  Fund  typically  sells a security  when the  reasons for buying it no longer apply, or when the company begins to show  deteriorating  fundamentals or poor relative performance.

o  Under adverse conditions,  Equity Fund could invest some or all of its assets in cash or money market securities.

Following the  Reorganization and in the ordinary course of business as a mutual fund,  certain  holdings of the Total Return Fund that were  transferred  to the
Equity Fund in connection  with the  Reorganization  may be sold. Such sales may result in increased  transactional costs for Equity Fund, and the realization of taxable gains or losses.

COMPARISON OF PORTFOLIO  CHARACTERISTICS -- The following tables compare certain characteristics of the portfolios of the Funds as of September 30, 2001:

================================================================================
                                        TOTAL RETURN FUND         EQUITY FUND
--------------------------------------------------------------------------------
Net Assets                                  $5,475,169            $663,962,435
--------------------------------------------------------------------------------
Number of Holdings                              95                     109
--------------------------------------------------------------------------------
Portfolio Turnover Rate
 (12 months ended 9/30/01)                      35%                    23%
================================================================================

                     TOP 10 HOLDINGS (AS A % OF NET ASSETS)

========================================================================================
            TOTAL RETURN FUND             |                 EQUITY FUND
------------------------------------------|---------------------------------------------
General Electric Company             4.7% | General Electric Company                5.0%
------------------------------------------|---------------------------------------------
Microsoft Corporation                4.0% | Standard & Poor's 500 Index Fund        4.1%
------------------------------------------|---------------------------------------------
American International Group, Inc.   2.9% | Microsoft Corporation                   3.5%
------------------------------------------|---------------------------------------------
Wal-Mart Stores, Inc.                2.6% | Exxon Mobil Corporation                 3.0%
------------------------------------------|---------------------------------------------
Exxon Mobil Corporation              2.5% | American International Group, Inc.      2.8%
------------------------------------------|---------------------------------------------
Johnson & Johnson                    2.2% | Citigroup, Inc.                         2.4%
------------------------------------------|---------------------------------------------
Citigroup, Inc.                      2.2% | Pfizer, Inc.                            2.4%
------------------------------------------|---------------------------------------------
Merck & Company, Inc.                2.2% | S&P Mid-Cap 400 Depositary Receipts     2.4%
------------------------------------------|---------------------------------------------
Dell Computer Corporation            2.2% | Wal-mart Stores, Inc.                   2.2%
------------------------------------------|---------------------------------------------
J.P. Morgan Chase & Company          2.1% | International Business
                                          | Machines Corporation                    2.2%
========================================================================================

RELATIVE  PERFORMANCE -- The following table shows, for each calendar year since
1996 in the case of Total Return Fund and for each  calendar  year since 1992 in the case of Equity Fund,  the average annual total return for (a) Class A shares of Total  Return Fund,  (b) Class A shares of Equity  Fund,  and (c) the S&P 500
Index.  Performance  of the  Funds  in the  table  below  does not  reflect  the deduction  of  sales  loads.  The  S&P 500  Index  has an  inherent  performance advantage  over the  Funds,  since an index  incurs no  operating  expenses.  An investor  cannot  invest  in an  index.  Total  return  is  calculated  assuming reinvestment of all dividends and capital gain  distributions at net asset value and excluding the deduction of any sales charges.

================================================================================
CALENDAR YEAR/
 PERIOD ENDED          TOTAL RETURN FUND        EQUITY FUND        S&P 500 INDEX
--------------------------------------------------------------------------------
   12/31/92                 ---                    10.72%              7.61%
--------------------------------------------------------------------------------
   12/31/93                 ---                    14.60%             10.06%
--------------------------------------------------------------------------------
   12/31/94                 ---                    -2.56%              1.31%
--------------------------------------------------------------------------------
   12/31/95                 7.78%(1)               38.42%             37.53%(2)
--------------------------------------------------------------------------------
   12/31/96                13.18%                  22.67%             22.95%
--------------------------------------------------------------------------------
   12/31/97                 6.08%                  29.60%             33.35%
--------------------------------------------------------------------------------
   12/31/98                12.06%                  26.47%             28.60%
--------------------------------------------------------------------------------
   12/31/99                15.92%                  10.99%             21.03%
--------------------------------------------------------------------------------
   12/31/00               -12.49%                 -12.52%             -9.10%(4)
--------------------------------------------------------------------------------
   12/31/01               -14.48%                 -11.85%            -11.88%
--------------------------------------------------------------------------------
1.  For the period from June 1, 1995 (Total  Return Fund's date of inception) to
    December 31, 1995.
2.  S&P 500 Index  performance  for the period June 1, 1995 to December 31, 1995 was 31.05%.
================================================================================

COMPARISON OF SECURITIES AND INVESTMENT TECHNIQUES -- The following is a summary of the types of  securities  in which the Funds may  invest and  strategies  the
Funds  may  employ  in  pursuit  of  their  investment  objectives.  As with any security,  an investment in a Fund's shares  involves  certain risks,  including loss of principal. The Funds are subject to varying degrees of financial, market and credit risk.  An  investment  in the Funds is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN  SECURITIES.   Each  Fund  may  invest  in  dollar  denominated  foreign
securities,  which involve certain special risks, including, but not limited to:
(i) adverse  political and economic  developments;  (ii)  unreliable or untimely information;  (iii) limited legal recourse; (iv) limited markets; and (v) higher operational expenses.

Foreign  investments  may be  subject  to the  risks  of  seizure  by a  foreign government,  imposition of  restrictions on the exchange or transport of foreign currency,  and tax  increases.  There  may  also be  less  information  publicly available  about a foreign company than about most U.S.  companies,  and foreign companies  are  usually  not  subject  to  accounting,  auditing  and  financial reporting standards and practices  comparable to those in the United States. The legal  remedies for  investors in foreign  investments  may be more limited than those available in the United States.  Certain  foreign  investments may be less liquid  (harder to buy and sell) and more volatile  than  domestic  investments, which  means a Fund may at times be unable to sell its  foreign  investments  at desirable prices.  For the same reason, a Fund may at times find it difficult to value  its  foreign  investments.  Brokerage  commissions  and  other  fees  are generally  higher for foreign  investments  than for domestic  investments.  The procedures and rules for settling  foreign  transactions may also involve delays in payment,  delivery or recovery of money or investments.  Foreign  withholding taxes may reduce the amount of income available to distribute to shareholders of the Funds.

SMALLER  COMPANIES.  Each Fund may  invest in small or  medium-sized  companies.
Small- or medium-sized  companies are more likely than larger  companies to have limited product lines, markets or financial resources,  or to depend on a small, inexperienced  management  group.  Stocks  of these  companies  may  trade  less frequently  and in limited  volume,  and their  prices may  fluctuate  more than stocks of other  companies.  Stocks of these  companies  may  therefore  be more vulnerable to adverse developments than those of larger companies.

CONVERTIBLE  SECURITIES AND WARRANTS.  Each Fund may invest in debt or preferred equity  securities  convertible  into, or exchangeable  for, equity  securities.
Traditionally,  convertible  securities have paid dividends or interest at rates higher  than  common  stocks  but lower  than  nonconvertible  securities.  They generally  participate in the  appreciation  or  depreciation  of the underlying stock into which they are convertible,  but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with  options and other  features.  Warrants  are options to buy a stated
number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

RESTRICTED  SECURITIES.  Each Fund may invest in  restricted  securities,  which cannot be sold to the public  without  registration  under the Securities Act of
1933 ("1933 Act"). Unless registered for sale, restricted securities can be sold only in  privately  negotiated  transactions  or pursuant to an  exemption  from registration.  Restricted  securities  are  generally  considered  illiquid and, therefore, subject to each Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business and financial  risk,  which may result in  substantial  losses.  The securities may be less liquid than publicly  traded  securities.  Although these securities  may be resold  in  privately  negotiated  transactions,  the  prices realized from these sales could be less than those  originally paid by the Fund.
In   particular,   Rule  144A   Securities  may  be  resold  only  to  qualified
institutional  buyers in accordance  with Rule 144A under the  Securities Act of
1933.  Rule 144A  permits  the  resale to  "qualified  institutional  buyers" of
"restricted  securities"  that,  when  issued,  were  not of the  same  class as securities  listed on a U.S.  securities  exchange  or  quoted  in the  National
Association of Securities  Dealers  Automated  Quotation  System (the "Rule 144A
Securities").  A  "qualified  institutional  buyer"  is  defined  by  Rule  144A generally as an  institution,  acting for its own account or for the accounts of other qualified  institutional buyers, that in the aggregate owns and invests on a  discretionary  basis at least $100  million  in  securities  of  issuers  not affiliated with the institution.

Investing in Rule 144A Securities and other restricted securities could have the effect  of  increasing  the  amount  of a Fund's  assets  invested  in  illiquid
securities   to  the  extent  that   qualified   institutional   buyers   become
uninterested, for a time, in purchasing these securities.

INITIAL  PUBLIC  OFFERING.  Each Fund may  invest in  initial  public  offerings
(IPOs).  A Fund's  investment  in  securities  offered  through  IPOs may have a magnified  performance impact,  either positive or negative, on the Funds due to their small asset base.  There is no guarantee  that as a Fund's assets grow, it will continue to experience  substantially  similar  performance by investing in
IPOs. A Fund's  investments  in IPOs may make it subject to more  erratic  price movements than the overall equity market.

HIGH YIELD  SECURITIES.  Total  Return Fund may invest in higher  yielding  debt securities in the lower rating (higher risk) categories of the recognized rating services,  which are commonly  referred to as "junk bonds." The total return and yield of junk bonds can be expected to fluctuate  more than the total return and yield of higher-quality  bonds. Junk bonds (those rated below BBB or in default)
are  regarded  as  predominantly   speculative  with  respect  to  the  issuer's
continuing  ability  to  meet  principal  and  interest   payments.   Successful
investment in lower-medium  and low-quality  bonds involves  greater  investment risk and is highly dependent on Security Management's credit analysis. A real or perceived  economic  downturn or higher  interest rates could cause a decline in high yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds.  Because objective pricing data may be less  available,  judgment may play a greater role in the  valuation process.  In  addition,  the entire junk bond market can  experience  sudden and sharp price  swings due to a variety of factors,  including  changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology.  This type of volatility  is usually  associated  more with stocks  than bonds,  but junk bond investors should be prepared for it.

CASH RESERVES.  Each Fund maintains cash reserves,  which may include  domestic, foreign  money market  instruments,  as well as  certificates  of deposit,  bank demand accounts and repurchase agreements.  The Funds may establish and maintain reserves as Security  Management  believes is advisable to facilitate the Fund's cash  flow  needs  (e.g.,  redemptions,  expenses  and  purchases  of  portfolio securities) or for temporary, defensive purposes.

BORROWING.  Each Fund may borrow money.  Borrowings may be  collateralized  with
Fund  assets.  To the  extent  that a Fund  purchases  securities  while  it has outstanding  borrowings,  it is using leverage,  i.e.,  using borrowed funds for investment.  Leveraging  will  exaggerate  the effect on net asset  value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for  leveraging  will  be  subject  to  interest  costs  that  may or may not be recovered  by  appreciation  of the  securities  purchased;  in  certain  cases, interest  costs may exceed the return  received on the securities  purchased.  A
Fund also may be required to maintain  minimum  average  balances in  connection with such  borrowing or to pay a  commitment  or other fee to maintain a line of credit;  either of these  requirements would increase the cost of borrowing over the stated interest rate.

FUTURES AND  OPTIONS.  Each Fund may utilize  futures  contracts  and options on futures and may purchase  call and put options and write call and put options on a "covered"  basis.  Futures (a type of potentially  high-risk  derivative)  are often used to manage or hedge risk  because  they enable the  investor to buy or sell an asset in the future at an agreed-upon  price.  Options  (another type of potentially  high-risk  derivative)  give the  investor  the  right  (where  the investor  purchases the options),  or the obligation  (where the investor writes
(sells) the options),  to buy or sell an asset at a  predetermined  price in the future.  The  instruments  listed  above may be bought or sold for any number of reasons,  including:  to manage  exposure to changes in  securities  prices,  to manage  exposure to changes in interest  rates and bond prices,  as an efficient means of adjusting overall exposure to certain markets,  in an effort to enhance income,  to protect the value of portfolio  securities,  and to adjust portfolio duration.  Futures  contracts and options may not always be  successful  hedges;
their  prices can be highly  volatile.  Using them  could  lower a Fund's  total return,  and the  potential  loss from the use of futures  can exceed the Fund's initial investment in such contracts.

SHARES OF OTHER  INVESTMENT  COMPANIES.  Each Fund may invest in shares of other investment companies.  Such investment may not exceed immediately after purchase
10% of the Fund's total  assets,  and no more than 5% of its total assets may be invested in the shares of any one investment  company.  Investment in the shares of other  investment  companies has the effect of requiring  shareholders to pay the operating expenses of two mutual funds.

SWAPS,  CAPS, FLOORS AND COLLARS.  Each Fund may enter into interest rate, total return and index swaps. The Funds would enter into these transactions  primarily to  preserve  a return or spread on a  particular  investment  or portion of its portfolio as a technique for managing the portfolio's  duration (i.e., the price sensitivity to changes in interest  rates) or to protect against any increase in the price of securities the Funds anticipate  purchasing at a later date. To the extent the Funds  enters  into these types of  transactions,  it will be done to hedge and not as a speculative investment,  and the Funds will not sell interest rate caps or floors if they do not own securities or other instruments providing the income the Funds may be obligated to pay.  Interest  rate swaps  involve the exchange by a Fund with another party of their respective  commitments to pay or receive  interest  on a notional  amount of  principal.  The  purchase  of a cap entitles the purchaser to receive  payments on a notional  principal amount from the  party  selling  the cap to the  extent  that a  specified  index  exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser  to receive  payments  on a notional  principal  amount from the party selling  the  floor  to  the  extent  that  a  specified  index  falls  below  a predetermined  interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a  predetermined  range of interest rates or values.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENT CONTRACTS.  Each Fund may purchase and  sell  securities  on a "when  issued,"  "forward  commitment"  or  "delayed delivery"  basis.  The  price  of these  securities  is fixed at the time of the commitment  to buy,  but  delivery  and  payment  can take place a month or more later.  During the  interim  period,  the  market  value of the  securities  can fluctuate,  and no interest  accrues to the purchaser.  At the time of delivery, the value of the securities may be more or less than the purchase or sale price.
When a Fund  purchases  securities  on this  basis,  there  is a risk  that  the securities may not be delivered and that the Fund may incur a loss.

COMPARISON OF FEES AND EXPENSES

The  following  describes and compares the fees and expenses that you may pay if you buy and hold shares of the Funds.  It is expected  that  combining the Funds would allow shareholders of Total Return Fund to realize economies of scale. For further  information  on the  fees  and  expenses  of  Equity  Fund,  see  "More
Information Regarding the Funds," page 17.

OPERATING  EXPENSES -- The total fund operating  expenses of each class of Total
Return  Fund,  expressed  as a ratio of  expenses  to  average  daily net assets
("expense  ratio),  currently are higher than the expenses of the  corresponding classes of Equity Fund."

o  The net  expense  ratio for the  Class A shares  of Equity  Fund for the year ended  September 30, 2001, was lower by 0.31% than that of the Class A shares of the Total Return Fund.

o  The net  expense  ratio for the  Class B shares  of Equity  Fund for the year ended  September 30, 2001, was lower by 0.56% than that of the Class B shares of the Total Return Fund.

o  The net  expense  ratio for the  Class C shares  of Equity  Fund for the year ended  September 30, 2001, was lower by 0.61% than that of the Class C shares of the Total Return Fund.

o  The  management  fee for the  Equity  Fund is the  same as that of the  Total
   Return Fund.

o  The fee for  distribution  and  shareholder  servicing  for Class A shares of
   Equity Fund is higher by 0.25% than that of the Total Return Fund.

o  The fee for  distribution  and shareholder  servicing for Class B and Class C shares of Equity Fund is the same as that for Total Return Fund.

It is expected that combining the Funds will adjust the operating  expense ratio to a lower level for Total Return Fund;  the  operating  expense ratio of Equity
Fund will not be affected. With respect to Class A shares, the operating expense ratio of Total Return Fund is currently  1.51% and the PRO FORMA  expense  ratio assuming  combination  of the Funds  would be 1.20%,  or a decrease of 0.31% for
Class A shareholders of Total Return Fund.  With respect to Class B shares,  the operating  expense  ratio of Total  Return Fund is  currently  2.51% and the PRO
FORMA  expense  ratio  assuming  combination  of the Funds would be 1.95%,  or a decrease of 0.56% for Class B shareholders of Total Return Fund. With respect to
Class C shares,  the  operating  expense ratio of Total Return Fund is currently
2.56% and the PRO FORMA expense ratio assuming combination of the Funds would be
1.95%, or a decrease of 0.61% for Class C shareholders of Total Return Fund. For more  information,  see estimated PRO FORMA expenses in the table,  "Annual Fund
Operating Expenses," below.

The current expenses of each Fund and estimated PRO FORMA expenses giving effect to the proposed  Reorganization  are shown in the table below.  Expenses for the
Funds are based on the operating  expenses incurred for the year ended September
30, 2001. PRO FORMA fees and expenses show estimated fees and expenses of Equity
Fund after giving effect to the proposed  Reorganization.  PRO FORMA numbers are estimated in good faith and are hypothetical.

================================================================================
ANNUAL FUND  OPERATING  EXPENSES  (expenses  that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)(1)
--------------------------------------------------------------------------------
                                          DISTRIBUTION
                                         AND SHAREHOLDER              TOTAL FUND
                            MANAGEMENT     SERVICING        OTHER     OPERATING
                               FEES      (12B-1) FEES(2)   EXPENSES    EXPENSES
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
Total Return Fund            0.75%          0.00%           0.76%        1.51%
--------------------------------------------------------------------------------
Equity Fund                  0.75%(3)       0.25%(3)        0.20%        1.20%
--------------------------------------------------------------------------------
PRO FORMA - Equity
 including Total Return      0.75%(3)       0.25%(3)        0.20%        1.20%
--------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------
Total Return Fund            0.75%          1.00%           0.76%        2.51%
--------------------------------------------------------------------------------
Equity Fund                  0.75%(3)       1.00%           0.20%        1.95%
--------------------------------------------------------------------------------
PRO FORMA - Equity
 including Total Return      0.75%(3)       1.00%           0.20%        1.95%
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
Total Return Fund            0.75%          1.00%           0.71%        2.56%
--------------------------------------------------------------------------------
Equity Fund                  0.75%(3)       1.00%           0.20%        1.95%
--------------------------------------------------------------------------------
PRO FORMA - Equity
 including Total Return      0.75%(3)       1.00%           0.20%        1.95%
--------------------------------------------------------------------------------
1.  Expenses  are shown for each  Fund,  and on a pro forma  basis,  based  upon expenses incurred by each Fund for the 12 months ended September 30, 2001.

2.  As a result of distribution  (Rule 12b-1) fees, a long term investor may pay more than the economic equivalent of the maximum sales charge allowed by the
    Rules of the National Association of Securities Dealers, Inc. (NASD).

3.  The expense information for Equity Fund has been restated to reflect its new investment  advisory fee and new Class A  distribution  fee, which fees were effective May 1, 2002.
================================================================================

EXAMPLE

This  example is intended to help you compare the cost of investing in the Funds and in the  combined  Funds on a PRO FORMA basis.  The example  assumes that you invest $10,000 in each Fund and in the surviving  Fund after the  Reorganization for the time periods  indicated.  The Example also assumes that your  investment has a 5% return  each year and that the  Fund's  operating  expenses  remain the same.  The 5% return is an  assumption  and is not  intended to portray  past or future investment  results.  Based on the above  assumptions,  you would pay the following  expenses if you redeemed your shares at the end of such period shown;
your actual costs may be higher or lower.

================================================================================
                                          1 YEAR                  3 YEARS
                                   ---------------------   ---------------------
                                   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                     A       B       C       A       B       C
--------------------------------------------------------------------------------
Total Return Fund                   720     754     359    1,025   1,082    796
--------------------------------------------------------------------------------
Equity Fund                         690     698     298      934     912    612
--------------------------------------------------------------------------------
PRO FORMA - Equity
including Total Return              690     698     298      934     912    612
================================================================================

================================================================================
                                          5 YEARS                10 YEARS
                                   ---------------------   ---------------------
                                   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                     A       B       C       A       B       C
--------------------------------------------------------------------------------
Total Return Fund                  1,351   1,535   1,360   2,273   2,600   2,895
--------------------------------------------------------------------------------
Equity Fund                        1,197   1,252   1,052   1,946   2,080   2,275
--------------------------------------------------------------------------------
PRO FORMA - Equity
including Total Return             1,197   1,252   1,052   1,946   2,080   2,275
================================================================================

You would pay the following expenses if you did not redeem your shares:

================================================================================
                                          1 YEAR                  3 YEARS
                                   ---------------------   ---------------------
                                   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                     A       B       C       A       B       C
--------------------------------------------------------------------------------
Total Return Fund                   720     254     259    1,025    782     796
--------------------------------------------------------------------------------
Equity Fund                         690     198     198     934     612     612
--------------------------------------------------------------------------------
PRO FORMA - Equity
including Total Return              690     198     198     934     612     612
================================================================================

================================================================================
                                          5 YEARS                 10 YEARS
                                   ---------------------   ---------------------
                                   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                     A       B       C       A       B       C
--------------------------------------------------------------------------------
Total Return Fund                  1,351   1,335   1,360   2,273   2,600   2,895
--------------------------------------------------------------------------------
Equity Fund                        1,197   1,052   1,052   1,946   2,080   2,275
--------------------------------------------------------------------------------
PRO FORMA - Equity
including Total Return             1,197   1,052   1,052   1,946   2,080   2,275
================================================================================

GENERAL  INFORMATION  -- Class A,  Class B, and Class C shares  of  Equity  Fund issued to a shareholder in connection with the Reorganization will be subject to
the  same  contingent   deferred  sales  charge,  if  any,   applicable  to  the
corresponding  shares of Total Return Fund held by that shareholder  immediately prior to the Reorganization.

In addition,  the period that the  shareholder  held shares of Total Return Fund would be included in the  holding  period of Equity Fund shares for  purposes of calculating any contingent deferred sales charge.  Purchases of shares of Equity
Fund  after the  Reorganization  will be  subject  to the sales  load  structure described  in the table  below.  This is the same sales load  structure  that is currently in effect for the Total Return Fund.

================================================================================
TRANSACTION FEES ON NEW INVESTMENTS (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                  CLASS A   CLASS B(1)   CLASS C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      5.75%      None        None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of original
purchase price or redemption proceeds)            None(2)     5%(3)       1%(4)
--------------------------------------------------------------------------------
1.  Class B shares convert tax-free to Class A shares  automatically after eight years.

2.  Purchases of Class A shares in amounts of $1,000,000 or more are not subject to an initial sales load;  however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

3.  5% during the first year, decreasing to 0% in the sixth and following years.

4.  A deferred  sales charge of 1% is imposed in the event of redemption  within one year of purchase.
================================================================================

Neither  Fund  has any  redemption  fees,  exchange  fees or  sales  charges  on reinvested dividends.

ADDITIONAL INFORMATION ABOUT EQUITY FUND

INVESTMENT MANAGER -- Security Management,  Equity Fund's investment manager, is a Kansas limited liability  company.  On December 31, 2001, the aggregate assets of  all of  the  mutual  funds  under  the  investment  management  of  Security
Management  were  approximately  $7.9 billion.  Security  Management has overall responsibility  for the  management  of the  Funds.  Security  Equity  Fund  and
Security  Management  have  entered  into an agreement  that  requires  Security
Management to provide investment advisory,  statistical and research services to the Equity Fund,  supervise  and arrange for the purchase and sale of securities on behalf of the Fund,  and  provide  for the  maintenance  and  compilation  of records  pertaining to the  investment  advisory  function.  The agreement  with
Security Management can be canceled by the Board of Directors of Security Equity
Fund upon 60 days' written notice.  Investment  management fees are computed and accrued daily and paid monthly.

INVESTMENT  PERSONNEL -- The following  individual  has  responsibility  for the day-to-day management of Equity Fund:

o  TERRY A. MILBERGER, Senior Portfolio Manager of Security Management, has been the manager of Equity Fund since 1981and of Total Return Fund since May 1999.
   He has more than 25 years of investment experience. He began his career as an investment analyst in the insurance industry,  and from 1974 through 1978, he served as an assistant portfolio manager for Security Management. He was then employed as Vice  President  of Texas  Commerce  Bank and managed its pension assets until he returned to Security  Management in 1981. Mr. Milberger holds a bachelor's  degree in business and a M.B.A.  from the  University of Kansas and is a Chartered Financial Analyst charterholder.

PERFORMANCE  OF EQUITY FUND -- The bar chart and table  shown  below  provide an indication  of the  risks of  investing  in the  Equity  Fund by  showing  (on a calendar year basis)  changes in the Equity Fund's annual total return from year to year and by showing  (on a calendar  year  basis) how Equity  Fund's  average annual  returns  for one year,  five  years and ten years  compare to those of a broad-based  securities  market index--the S&P 500 Index. The information in the bar chart and table reflects the Fund's performance.  The information in the bar chart is based on the performance of the Class A shares of Equity Fund, although the bar chart  does not  reflect  the  deduction  of the  sales  load on Class A shares.  If the bar chart  included the sales load,  returns  would be less than those  shown.  The Fund's past  performance  (before and after  taxes) is not an indication of how the Fund will perform in the future.

               [BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

1992    1993    1994    1995    1996    1997    1998    1999     2000     2001
----    ----    ----    ----    ----    ----    ----    ----     ----     ----
10.7%   14.6%   -2.5%   38.4%   22.7%   29.6%   26.5%   11.0%   -12.5%   -11.9%

*During the period shown in the chart, the Fund's best quarterly performance was
 20.90% for the quarter ended December 31, 1998, and the Fund's worst  quarterly performance  was -14.97% for the quarter ended  September 30, 2001.  The Fund's year-to-date total return as of March 31, 2002 was -0.57%.

The table  below shows the average  annual  total  returns of Equity Fund if you average out actual performance over various lengths of time, compared to the S&P
500 Index. An index has an inherent  performance  advantage over the Equity Fund since it imposes no sales charges and incurs no operating expenses.  An investor cannot invest directly in an index. The Equity Fund's  performance  reflected in the table assumes the deduction of the maximum sales charge in all cases.

==========================================================================================
AVERAGE ANNUAL TOTAL RETURNS (through December 31, 2001)
------------------------------------------------------------------------------------------
                                                            PAST       PAST        PAST
                                                           1 YEAR     5 YEARS    10 YEARS
------------------------------------------------------------------------------------------
RETURN BEFORE TAXES
------------------------------------------------------------------------------------------
   Equity, Class A                                         -16.92%    5.74%      10.74%
------------------------------------------------------------------------------------------
   Equity, Class B                                         -17.13%    5.59%       9.94%(1)
------------------------------------------------------------------------------------------
   Equity, Class C                                         -13.41%   -6.60%(2)    N/A
------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS(3)
------------------------------------------------------------------------------------------
   Equity, Class A                                         -16.92%    4.23%       8.25%
------------------------------------------------------------------------------------------
RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS(3)
------------------------------------------------------------------------------------------
   Equity, Class A                                         -10.31%    4.73%       8.17%
------------------------------------------------------------------------------------------
   S&P 500 Index                                           -11.88%   10.70%4     12.93%(4)
------------------------------------------------------------------------------------------
1.  For the period beginning  October 19, 1993 (date of Class B inception) to December 31,
    2001.

2.  For the period beginning  January 29, 1999 (date of Class C inception) to December 31,
    2001.

3.  After-tax  returns are calculated  using the  historical  highest  individual  federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual  after-tax  returns will depend on your tax situation and may differ from those shown.  The  after-tax  returns  shown are not  relevant  if you hold your Fund shares through a  tax-deferred  arrangement,  such as a 401(k) plan or individual  retirement arrangement.  After-tax  returns for Class B and C shares if shown  would  differ from
    Class A returns.

4.  Index  performance  information is only available to the Fund at the beginning of each month.  The performance for the S&P 500 for the period October 1, 1993 to December 31,
    2001 was 13.84% and for the period January 1, 1999 to December 31, 2001 was -1.03%.
==========================================================================================

The table below shows the  non-standardized  performance  of Equity Fund,  which does not reflect  deduction of sales charges.  If sales charges were  reflected, the  performance  figures  would be lower than  those  shown.  The  Fund's  past performance is not an indication of how the Fund will perform in the future.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for the periods ended December 31, 2001
--------------------------------------------------------------------------------
                                                                      SINCE
                            1 YEAR       5 YEARS       10 YEARS     INCEPTION
--------------------------------------------------------------------------------
Equity, Class A            -11.85%        7.00%         11.41%         ---
--------------------------------------------------------------------------------
Equity, Class B            -12.77%        3.91%          ---          9.94%(1)
--------------------------------------------------------------------------------
Equity, Class C            -12.53%         ---           ---         -6.60%(2)
--------------------------------------------------------------------------------
1.  Since  October 19, 1993  (inception  date of Class B shares) to December 31,
    2001.
2.  Since  January 29, 1999  (inception  date of Class C shares) to December 31,
    2001.
================================================================================

Additional  information  about  Equity Fund is included  in the  section,  "More
Information Regarding the Funds," page 17.

INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION  PLAN -- The Reorganization Plan provides for the transfer of all of the assets and  liabilities of Total Return Fund to Equity Fund solely in exchange  for Class A, B, and C shares of Equity  Fund.  Total  Return Fund will
distribute   the  shares  of  Equity  Fund  received  in  the  exchange  to  its shareholders, and then Total Return Fund will be liquidated.

After the Reorganization,  each shareholder of Total Return Fund will own shares in Equity Fund having an aggregate  value equal to the  aggregate  value of each respective  class of shares of Total Return Fund held by that  shareholder as of the close of business on the business day preceding the Closing. Shareholders of
Class  A, B, and C shares  of Total  Return  Fund  will  receive  shares  of the corresponding  class of Equity Fund. In the interest of economy and convenience,
shares  of  Equity  Fund   generally   will  not  be   represented  by  physical
certificates.

Until the Closing, shareholders of Total Return Fund will continue to be able to redeem their  shares.  Redemption  requests  received  after the Closing will be treated as requests received by the Equity Fund for the redemption of its shares received by the shareholder in the Reorganization.

The  obligations  of the Funds  under the  Reorganization  Plan are  subject  to various  conditions,  including approval of the shareholders of the Total Return
Fund. The Reorganization  Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary,
proper  or  advisable  to  consummate  and  make   effective  the   transactions
contemplated  by  the  Reorganization  Plan.  The  Reorganization  Plan  may  be
terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization,  see the
Reorganization Plan at Appendix A.

REASONS FOR THE REORGANIZATION -- The Funds have similar investment  objectives, strategies and risks,  and Total Return Fund is relatively  small in asset size.
Because  the Total  Return  Fund may invest in  substantially  the same types of securities as Equity Fund, the Funds are duplicative in the same group of funds.
In addition, the reorganization would create a larger Fund, which should benefit shareholders  of the  Total  Return  Fund by  spreading  costs  across a larger, combined  asset  base.  Also,  a  larger  fund  offers  the  benefit  of a  more diversified  portfolio of securities and may improve trading  efficiency.  Based upon these  considerations,  the Board of  Directors  of  Security  Equity  Fund
determined that the Funds should be reorganized.

The proposed  Reorganization was presented to the Board of Directors of Security
Equity Fund for  consideration  and approval at a meeting held May 3, 2002.  For the reasons  discussed below, the Directors,  including all of the Directors who are not "interested  persons" (as defined in the Investment Company Act of 1940)
of Security Equity Fund,  determined  that the interests of the  shareholders of the  respective  Funds  would  not  be  diluted  as a  result  of  the  proposed
Reorganization,  and that the proposed  Reorganization was in the best interests of each of the Funds and its shareholders.

The Reorganization  would allow shareholders of Total Return Fund to continue to participate in a  professionally-managed  portfolio  which invests  primarily in equity securities of U.S. companies. As Class A, B, and C shareholders of Equity
Fund, these shareholders would continue to be able to exchange into other mutual funds in the larger  Security Group of Mutual Funds that offer the same class of shares in which such  shareholder is currently  invested.  A list of the current
Security  Group of Mutual Funds,  and their  available  classes,  is attached as
Appendix B.

BOARD  CONSIDERATION  -- The Board of  Directors  of Security  Equity  Fund,  in
recommending the proposed transaction, considered a number of factors, including the following:

1.  expense ratios and  information  regarding fees and expenses of Total Return
    Fund and Equity Fund;

2.  estimates  that show that combining the Funds should result in lower expense ratios for Total Return Fund because of  economies of scale  resulting  from
    Equity Fund's larger asset size;

3.  elimination of duplication of costs and inefficiencies of having two similar funds;

4.  the  Reorganization  would not dilute the  interests  of the Funds'  current shareholders;

5.  the relative investment  performance and risks of Equity Fund as compared to
    Total Return Fund;

6.  the  similarity  of  Equity  Fund's  investment  objectives,   policies  and
    restrictions  to those of Total  Return Fund and the fact that the Funds are duplicative within the overall group of funds;

7.  the  tax-free  nature of the  Reorganization  to Total  Return  Fund and its
    shareholders.

THE BOARD OF DIRECTORS OF SECURITY EQUITY FUND  RECOMMENDS THAT  SHAREHOLDERS OF
THE TOTAL RETURN FUND APPROVE THE REORGANIZATION.

TAX  CONSIDERATIONS  -- The  Reorganization  is  intended to qualify for Federal income  tax  purposes  as a tax-free  reorganization  under  Section  368 of the
Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment,  neither the Total Return Fund, nor its respective shareholders, nor the Equity Fund is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition  to the  closing  of the  Reorganization,  the Funds  will  receive an opinion from the law firm of Dechert to the effect that the Reorganization  will qualify as a tax-free  reorganization  for  Federal  income tax  purposes.  That opinion  will be  based  in part  upon  certain  assumptions  and  upon  certain representations made by the Funds.

Immediately  prior to the  Reorganization,  the  Total  Return  Fund  will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective  shareholders all of the Total Return
Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid)
and all of its net capital gains, if any, realized in taxable years ending on or prior to the  Reorganization  (after  reduction for any  available  capital loss carryforward).  Such  dividends  will be included  in the taxable  income of the
Total Return Fund's shareholders.

As of  September  30,  2001,  Total  Return Fund had  accumulated  capital  loss carryforwards in the amount of approximately  $40,498. After the Reorganization, these  losses will be  available  to Equity  Fund to offset its  capital  gains, although the amount of these losses which may offset Equity Fund's capital gains in any given year may be limited. As a result of this limitation, it is possible that Equity Fund may not be able to use these  losses as rapidly as Total Return
Fund might have, and part of these losses may not be useable at all. The ability of Equity Fund to absorb losses in the future  depends upon a variety of factors that  cannot be known in  advance,  including  the  existence  of capital  gains against  which these  losses may be offset.  In  addition,  the  benefits of any capital loss carryforwards currently are available only to shareholders of Total
Return Fund. After the Reorganization, however, these benefits will inure to the benefit of all shareholders of Equity Fund.

EXPENSES OF THE REORGANIZATION -- Security  Management will bear one-third,  and the Funds will bear  two-thirds,  of the expenses  relating the  Reorganization, including  but not  limited to the costs of the proxy  solicitation.  The Funds'
share of the expenses will be allocated  ratably on the basis of their  relative net asset values immediately before Closing.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION -- Each of the Funds is a series of Security Equity Fund, a
Kansas  corporation.  Security  Equity Fund is governed by a Board of Directors, which consists of six directors.

DIVIDENDS  AND  OTHER  DISTRIBUTIONS  --  Each  Fund  pays  dividends  from  net investment income, and distributes net capital gains, if any, at least annually.
Dividends  and  distributions  of each  Fund  are  automatically  reinvested  in additional  shares of the respective class of that Fund,  unless the shareholder elects to receive distributions in cash.

If the  Reorganization  Plan is approved by  shareholders  of Total Return Fund, then as soon as practicable  before the Closing,  Total Return Fund will pay its shareholders a cash distribution of all undistributed 2002 net investment income and undistributed realized net capital gains.

CAPITALIZATION   --  The  following  table  shows  on  an  unaudited  basis  the capitalization of each Fund as of September 30, 2001 and on a PRO FORMA basis as of September 30, 2001, giving effect to the Reorganization:

========================================================================================
                                                              NET ASSET        SHARES
                                             NET ASSETS    VALUE PER SHARE   OUTSTANDING
----------------------------------------------------------------------------------------
EQUITY FUND
----------------------------------------------------------------------------------------
   Class A                                  $563,553,120        $6.36        88,597,232
----------------------------------------------------------------------------------------
   Class B                                    96,066,781         5.86        16,407,703
----------------------------------------------------------------------------------------
   Class C                                     4,230,396         6.16           686,429
----------------------------------------------------------------------------------------
TOTAL RETURN FUND
----------------------------------------------------------------------------------------
   Class A                                     2,797,290         8.07           346,616
----------------------------------------------------------------------------------------
   Class B                                     2,518,893         7.81           322,742
----------------------------------------------------------------------------------------
   Class C                                       157,250         7.83            20,077
----------------------------------------------------------------------------------------
PRO FORMA - EQUITY INCLUDING TOTAL RETURN
----------------------------------------------------------------------------------------
   Class A                                   564,972,843         6.36        88,820,459
----------------------------------------------------------------------------------------
   Class B                                    97,290,518         5.86        16,616,826
----------------------------------------------------------------------------------------
   Class C                                     4,387,599         6.16           711,949
========================================================================================

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION  OF PROXIES -- Proxies  are being  solicited  at the request of the
Board of Directors of Security  Equity  Fund.  Solicitation  of proxies is being made  primarily  by the  mailing  of this  Notice and Proxy  Statement  with its enclosures  on or about July 20, 2002.  Shareholders  of Total Return Fund whose shares  are held by  nominees,  such as  brokers,  can  vote  their  proxies  by contacting their respective  nominee. In addition to the solicitation of proxies by mail, employees of Security Management and its affiliates, without additional compensation,  may  solicit  proxies  in  person  or  by  telephone,  telegraph, facsimile, or oral communication.

A shareholder may revoke the accompanying  proxy at any time prior to its use by filing  with Total  Return  Fund a written  revocation  or duly  executed  proxy bearing a later date. In addition,  any  shareholder  who attends the meeting of
Total  Return  Fund  shareholders  in person may vote by ballot at the  Meeting, thereby  canceling any proxy previously  given.  The cost of soliciting  proxies will  be  borne  by  Security  Management,  two-thirds  of  which  cost  will be reimbursed by the Funds. The persons named in the  accompanying  proxy will vote as directed by the proxy,  but in the absence of voting  directions in any proxy that is  signed  and  returned,  they  intend to vote  "FOR" the  Reorganization proposal and may vote in their  discretion with respect to other matters not now known to the Board of Directors of Security Equity Fund that may be presented at the meeting.

VOTING RIGHTS -- Shares of the Funds entitle their holders to one vote per share as to any matter on which the holder is  entitled to vote,  and each  fractional share  shall  be  entitled  to a  proportionate  fractional  vote.  Shares  have cumulative voting rights and no preemptive or subscription rights.

Shareholders  of the Total Return Fund at the close of business on June 24, 2002
(the "Record Date") will be entitled to be present and give voting  instructions for the Fund at the meeting with respect to their shares owned as of that Record
Date.  As of the  Record  Date,  350,598  shares of the Total  Return  Fund were outstanding and entitled to vote. Approval of the Reorganization with respect to
Total Return Fund requires the affirmative vote of a majority of the outstanding shares of the Fund.

Total Return Fund must have a quorum to conduct its business at the meeting. The holders of a MAJORITY of outstanding  shares present in person or by proxy shall constitute  a quorum.  In the  absence of a quorum,  a majority  of  outstanding shares of the Fund  entitled  to vote,  in person or by proxy,  may  adjourn the meeting from time to time until a quorum shall be present.

If a shareholder abstains from voting as to any matter, or if a broker returns a
"non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented  by the abstention or non-vote will be deemed present at the meeting for purposes of determining a quorum. However,  abstentions and broker non-votes will not be deemed  represented at the meeting for purposes of  calculating  the vote on any matter.  As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. Prior to the meeting, the Fund expects that  broker-dealer  firms  holding  their shares of the Fund in "street name" for their customers will request voting  instructions from their customers and beneficial owners.

To the  knowledge of Security  Equity Fund,  as of June 24, 2002, no Director of
Security  Equity  Fund  owns 1% or more of the  outstanding  shares of the Total
Return Fund,  and the officers and  Directors of Security  Equity Fund own, as a group, less than 1% of the shares of Total Return Fund.

Appendix  C  hereto  lists  the  persons  that,  as  of  June  24,  2002,  owned beneficially or of record 5% or more of the  outstanding  shares of Total Return
Fund.

OTHER  MATTERS  TO COME  BEFORE  THE  MEETING  -- The Fund  does not know of any matters to be presented at the Meeting other than those  described in this Proxy
Statement/Prospectus. If other business should properly come before the Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER  PROPOSALS  -- The Funds are not  required  to hold  regular  annual meetings and, in order to minimize  their costs,  do not intend to hold meetings of  shareholders  unless so required by applicable law,  regulation,  regulatory policy or if otherwise deemed advisable by the Funds'  management.  Therefore it is not  practicable  to specify a date by which  shareholder  proposals  must be received in order to be  incorporated  in an  upcoming  proxy  statement  for an annual meeting or to be submitted to shareholders of the Funds.

INFORMATION  ABOUT THE FUNDS -- Proxy materials,  reports and other  information filed  by the  Funds  can be  inspected  and  copied  at  the  Public  Reference
Facilities maintained by the SEC at 450 Fifth Street, NW, Washington,  DC 20549.
The SEC maintains an Internet World Wide Web site (at http://www.sec.gov)  which contains other information about the Funds.

REPORTS TO SHAREHOLDERS -- Security  Management will furnish,  without charge, a copy of the most recent Annual Report regarding the Funds upon request. Requests for such  reports  should be  directed to Security  Management  at One  Security
Benefit Place, Topeka, KS 66636 or at (800) 888-2461.

IN ORDER THAT THE  PRESENCE OF A QUORUM AT THE  MEETING  MAY BE ASSURED,  PROMPT
EXECUTION  AND RETURN OF THE  ENCLOSED  PROXY IS  REQUESTED.  A  SELF-ADDRESSED,
POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                           Amy J. Lee, Secretary

July 20, 2002
One Security Benefit Place
Topeka, KS 66636

                      MORE INFORMATION REGARDING THE FUNDS

SHAREHOLDER GUIDE

PURCHASE  OPTIONS -- This  Proxy  Statement/Prospectus  relates to the  separate classes of Equity Fund: Class A, B, and C, each of which represents an identical interest in the Fund's investment portfolio, but is offered with different sales charges and distribution fee (Rule 12b-1)  arrangements.  As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of the Equity Fund shares issued to you in the Reorganization will be the same as those that applied to the Total Return
Fund shares held by you immediately prior to the Reorganization,  and the period that you held the Total  Return  Fund  shares  will be  included  in the holding period of the Equity Fund shares for purposes of calculating contingent deferred sales  charges and  determining  conversion  rights.  Purchases of the shares of
Equity Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

The sales charges and fees for Class A, B, and C shares are shown and contrasted in the chart below.

================================================================================
                                                  CLASS A   CLASS B(1)   CLASS C
--------------------------------------------------------------------------------
Maximum Initial Sale Charge on Purchases           5.75%      None        None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge ("CDSC")         None(2)    5%(3)        1%(4)
--------------------------------------------------------------------------------
Annual Distribution (12b-1) Fee and Service Fee    0.25%     1.00%        1.00%
--------------------------------------------------------------------------------
Automatic Conversion to Class A                     N/A     8 years(5)     N/A
--------------------------------------------------------------------------------
1.  Class B shares convert tax-free to Class A shares  automatically after eight years.
2.  Purchases of Class A shares in amounts of $1,000,000 or more are not subject to an initial sales load;  however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.
3.  5% during the first year, decreasing to 0% in the sixth and following years.
4.  A deferred  sales charge of 1% is imposed in the event of redemption  within one year of purchase.
5.  Class B shares of the Equity Fund issued to shareholders of the Total Return
    Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of the Total Return
    Fund.
================================================================================

The relative  impact of the initial  sales charges and ongoing  annual  expenses will depend on the length of time a share is held.

CLASS A SHARES

INITIAL  SALES CHARGE  ALTERNATIVE.  Class A shares of the Funds are sold at the net asset value  ("NAV") per share in effect plus a sales charge as described in the  following  table.  For waivers or  reductions  of the Class A shares  sales charges,  see "Special  Purchases  without a Sales  Charge" and  "Reduced  Sales
Charges."

================================================================================
                                                                     DEALERS'
                                                                   REALLOWANCE
                                         AS A % OF      AS A %       AS A % OF
YOUR INVESTMENT                       OFFERING PRICE    OF NAV    OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000                          5.75%        6.10%         5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                          4.75%        4.99%         4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                        3.75%        3.90%         3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                        2.75%        2.04%         2.25%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000          2.00%        2.04%         1.75%
--------------------------------------------------------------------------------
$1,000,000 or more                         None         None       (See below)
================================================================================

There is no initial sales charge on purchases of  $1,000,000  or more.  However, the Funds'  Distributor  will pay  Authorized  Dealers of record  commissions as follows:  1.00% on  purchases  of  $1,000,000  up to  $5,000,000,  plus 0.50% on amounts  above  $5,000,000  up to  $10,000,000,  plus 0.10% for any amount above
$10,000,000. If shares are redeemed within one year of purchase, a CDSC of 1.00%
will be  imposed.  Class A shares  of the Funds are  subject  to a  distribution
(12b-1) fee at an annual  rate of 0.25% of the  average  daily net assets of the
Class. The Distributor uses the fee to pay for activities related to the sale of
Class A shares and services provided to shareholders.

REDUCED SALES CHARGES.  An investor may immediately  qualify for a reduced sales charge  on a  purchase  of Class A  shares  of the  Funds or other  funds in the
Security  Group of Mutual  Funds  which offer Class A shares,  by  completing  a
Statement of  Intention to purchase  Fund  shares.  Executing  the  Statement of
Intention  expresses  an  intention  to invest  during the next 13 months (or 36 months for purchases of $1,000,000 or more) a specified  amount,  which, if made at one time,  would qualify for a reduced sales charge.  An amount equal to five percent of the amount specified in the Statement of Intention will be restricted within your account to cover  additional  sales  charges that may be due if your actual total investment fails to qualify for the reduced sales charges.  See the
Statement of Additional  Information  for the Funds for details on the Statement of Intention  option or contact  Security  Management at (800) 888-2461 for more information.

A sales  charge  may also be  reduced  by  taking  into  account  your  previous purchases  of Class A shares  of the Funds or any  other  funds in the  Security
Group of Mutual Funds (excluding Security Cash Fund) ("Rights of Accumulation").
The reduced sales charges apply to quantity  purchases  made at one time or on a cumulative  basis  over any  period of time.  See the  Statement  of  Additional
Information  for the Funds for details or contact  Security  Management at (800)
888-2461 for more information.

SPECIAL PURCHASE WITHOUT A SALES CHARGE.  Class A shares may be purchased at NAV without a sales charge by certain  individuals and institutions.  For additional information,  contact Security  Management at (800) 888-2461,  or see the Funds'
Statement of Additional Information.

CLASS B SHARES.

DEFERRED SALES CHARGE ALTERNATIVE.  Class B shares may be purchased at their NAV per share  without  an initial  sales  charge at the time of  purchase.  Class B shares that are redeemed within five years of purchase, however, will be subject to a CDSC as  described in the table that  follows.  Class B shares of the Funds are  subject to a  distribution  (12b-1)  fee at an annual  rate of 1.00% of the average  daily net assets of the Class,  which is higher  than the  distribution fees of Class A  shares.  The  higher  distribution  (12b-1)  fees mean a higher expense ratio,  so Class B shares pay  correspondingly  lower  dividends and may have a lower  NAV than  Class A  shares.  In  connection  with  sales of Class B shares,  the  Distributor  compensates  Authorized  Dealers  at a rate  of 4% of purchase  payments  subject to a CDSC. The amount of the CDSC is determined as a percentage  of the  lesser  of the NAV of the  Class  B  shares  at the  time of original purchase or redemption.  No charge will be imposed for any net increase in the value of shares purchased during the preceding six years in excess of the purchase price of such shares or for shares  acquired  either by reinvestment of net investment  income dividends or capital gain  distributions.  The percentage used to calculate the CDSC will depend on the number of years since you invested the dollar amount being redeemed according to the following table:

                   ==========================================
                   YEAR OF REDEMPTION AFTER PURCHASE     CDSC
                   ------------------------------------------
                                 First                    5%
                   ------------------------------------------
                                 Second                   4%
                   ------------------------------------------
                                 Third                    3%
                   ------------------------------------------
                                 Fourth                   3%
                   ------------------------------------------
                                 Fifth                    2%
                   ------------------------------------------
                          Sixth and following             0%
                   ==========================================

Class B shares will automatically  convert into Class A shares eight years after purchase,  except that Class B shares of the Equity  Fund  issued in  connection with the Reorganization  with respect to Class B shares of the Total Return Fund will  convert to Class A shares  eight years after the  purchase of the original shares of the Total Return Fund, as applicable.  For  additional  information on the CDSC and the  conversion  of Class B shares,  see the  Funds'  Statement  of
Additional Information.

CLASS C SHARES.

LOW LOAD ALTERNATIVE.  Class C shares are offered at net asset value, without an initial sales charge. With certain  exceptions,  the Funds may impose a deferred sales  charge on shares  redeemed  within one year of the date of  purchase.  No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred  sales  charge  is  deducted  from the  redemption  proceeds  otherwise payable. The deferred sales charge is retained by the Distributor.

Each  Fund  bears  some of the  costs of  selling  its  Class C  shares  under a
Distribution  Plan  adopted  with  respect  to its  Class  C  shares  ("Class  C
Distribution  Plan")  pursuant  to Rule  12b-1  under  the 1940  Act.  This Plan provides for payments at an annual rate of 1.00% of the average  daily net asset value of Class C  shares.  Amounts  paid by the Fund are  currently  used to pay dealers and other firms that make Class C shares  available  to their  customers
(1) a commission at the time of purchase  normally equal to .75% of the value of each share sold, and for each year thereafter,  quarterly, in an amount equal to
..75%  annually  of the  average  daily net asset value of Class C shares sold by such dealers and other firms and remaining  outstanding on the books of the Fund and (2) a service fee payable  for the first year  initially,  and for each year thereafter,  quarterly, in an amount equal to .25% annually of the average daily net asset  value of Class C shares  sold by such  dealers  and  other  firms and remaining outstanding on the books of the Fund. The service fee may also be used to pay for  sub-administration  and/or sub-transfer agency services provided for the benefit of the Fund.

WAIVERS  OF CDSC.  The CDSC on Class A and Class B shares  will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that  shares  held in the  shareholder's  account  that are not  subject to such charge are redeemed first.

o  Upon the death of the  shareholder if shares are redeemed  within one year of the shareholder's death

o  Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder  becoming disabled and the shareholder was not disabled when the shares were purchased

o  In connection  with required  minimum  distributions  from a retirement  plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue
   Code

o  In connection  with  distributions  from  retirement  plans  qualified  under
   Section 401(a) or 401(k) of the Internal Revenue Code for:

   >>  returns of excess contributions to the plan

   >>  retirement of a participant in the plan

   >>  a loan  from the plan  (loan  repayments  are  treated  as new  sales for purposes of the deferred sales charge)

o  Upon the financial  hardship (as defined in regulations  under the Code) of a participant in a plan

o  Upon termination of employment of a participant in a plan

o  Upon any other permissible withdrawal under the terms of the plan.

If you think you may be eligible for a CDSC waiver,  contact Security Management at (800) 888-2461.

REINSTATEMENT PRIVILEGE.  Class A shareholders who have redeemed their shares in any fund in the Security  Group of Mutual Funds may reinvest  some or all of the proceeds in the same share class within 30 days without a sales charge.  See the
Statement  of  Additional  Information  for the Funds  for  details  or  contact
Security Management at (800) 888-2461.

RULE 12B-1  PLAN.  Each Fund has a Class B and Class C  distribution  plan,  and
Equity Fund has a Class A  distribution  plan,  pursuant to Rule 12b-1 under the
1940 Act ("Rule 12b-1 Plan").  Under the Rule 12b-1 Plans,  the  Distributor may
receive from each Fund an annual fee in connection  with the offering,  sale and shareholder servicing of the Fund's Class A, Class B and Class C shares.

OTHER  EXPENSES.  In addition  to the  management  fee and other fees  described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation  costs, and the compensation of Directors who  are not  affiliated  with  Security  Management.  Most  Fund  expenses  are allocated  proportionately  among  all of the  outstanding  shares  of the Fund.
However,  the Rule  12b-1  Plan  fees  for each  class  of  shares  are  charged proportionately only to the outstanding shares of that class.

PURCHASING  SHARES  -- The  minimum  initial  investment  in the  Funds is $100.
Subsequent  investments  must be $100 (or $20 under an Accumulation  Plan).  The
Funds and the  Distributor  reserve  the right to reject  any order to  purchase shares. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the  Transfer  Agent or the  Distributor plus any applicable sales charge.

PRICE OF SHARES.  When you buy shares, you pay the NAV plus any applicable sales charge.  When you sell shares,  you receive the NAV minus any  applicable  CDSC.
Exchange orders are effected at NAV.

RETIREMENT  PLANS. The Funds have available  tax-qualified  retirement plans for individuals,  prototype plans for the self-employed,  pension and profit sharing plans for  corporations  and  custodial  accounts for employees of public school systems and  organizations  meeting the requirements of Section 501(c)(3) of the
Internal Revenue Code. Further  information  concerning these plans is contained in the Funds'  Statement of  Additional  Information.  For further  information, contact Security Management at (800) 888-2461.

DETERMINATION  OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 3
p.m.  Central  time) on days when the  Exchange  is open.  The  Exchange is open
Monday through  Friday,  except on observation  of the following  holidays:  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund's NAV is generally  based upon the market value of securities  held in the Fund's  portfolio.  If market  prices are not  available,  the fair value of securities  is  determined  using  procedures  approved  by the Fund's  Board of
Directors.  In  addition,  if  between  the time  trading  ends on a  particular security and the close of trading on the New York Stock  Exchange,  events occur that  materially  affect  the  value of the  security,  the  Funds may value the security at its fair value as  determined  in good faith by Security  Management under procedures approved by the Board of Directors.  In such a case, the Fund's net asset value will be subject to the  judgment of Security  Management  rather than being determined by the market.

EXCHANGE  PRIVILEGES AND RESTRICTIONS.  Shareholders who own shares of the Funds may  exchange  those  shares for shares of another of the funds in the  Security
Group of Mutual Funds, including Security Social Awareness,  Diversified Income,
Municipal Bond and High Yield Funds.

Shareholders  who hold  their  shares  in a  tax-qualified  retirement  plan may exchange shares of the Funds for shares of Security Capital  Preservation  Fund, but may not exchange into Security  Municipal Bond Fund.  Shareholders  also may exchange  their shares of the Funds for shares of Security  Cash Fund,  provided that exchanges to Security Cash Fund are not available to shareholders  who have purchased through the following  custodial  accounts of the Investment  Manager:
403(b)(7)  accounts,  SEPP accounts and SIMPLE plans.  All exchanges are made at the relative net asset values of the Funds on the date of the exchange.

Exchanges  may be made only in those  states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee or sales charge is presently imposed on such an exchange. Shares of a particular class of a Fund may be exchanged only for shares of the same class of another  available fund or for Class A shares of Security Cash Fund, if  available.  At present,  Municipal
Bond Fund does not offer  Class C shares.  Any  applicable  CDSC will be imposed upon  redemption and calculated  from the date of the initial  purchase  without regard to the time shares were held in Cash Fund.

For tax purposes,  an exchange is a sale of shares which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after purchase of the exchanged shares.

To  exchange   shares  by  telephone,   a   shareholder   must  hold  shares  in
non-certificate  form and must  either have  completed  the  Telephone  Exchange section of the application or a Telephone Transfer  Authorization form which may be obtained from Security  Management.  Once  authorization has been received by
Security  Management,  a shareholder may exchange shares by telephone by calling the Funds at 1-800-888-2461,  on weekdays (except holidays) between the hours of
7:00 a.m. and 6:00 p.m. Central time.  Exchange  requests  received by telephone after the close of the New York Stock Exchange (normally 3:00 p.m. Central time)
will be treated as if received on the next business day. The exchange privilege, including  telephone  exchanges,  may be changed or  discontinued at any time by either Security Management or the Fund upon 60 days' notice to shareholders.

SELLING  SHARES -- Shares of the  Funds  will be  redeemed  at the NAV (less any applicable CDSC and/or federal income tax  withholding)  next  determined  after receipt  of a  redemption  request  in good  form on any day the New York  Stock
Exchange is open for business.  Any share certificates  representing fund shares sold must be returned with a request to sell the shares.

SYSTEMATIC  WITHDRAWAL  PLAN.  Shareholders who wish to receive regular monthly, bi-monthly,  quarterly,  semiannual,  or  annual  payments  of $25 or  more  may establish a Systematic  Withdrawal  Program.  A shareholder  may elect a payment that is a  specified  percentage  of the initial or current  account  value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current  aggregate net asset value of $5,000 or more are deposited with the Security Management,  which will act as agent for the shareholder under the  Program.  Shares are  liquidated  at net asset  value.  The  Program may be terminated on written notice,  or it will terminate  automatically if all shares are liquidated or redeemed from the account.

A  shareholder  may  establish a Systematic  Withdrawal  Program with respect to
Class B or Class C shares without the  imposition of any  applicable  contingent deferred  sales charge,  provided that such  withdrawals  do not in any 12-month period,  beginning  on the date the  Program is  established,  exceed 10% of the value  of the  account  on  that  date  ("Free  Systematic  Withdrawals").  Free
Systematic  Withdrawals are not available if a Program  established with respect to Class B or Class C shares  provides for  withdrawals  in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program  would be subject to any  applicable  contingent  deferred  sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that  are not  subject  to the  contingent  deferred  sales  charge  and then by redeeming  shares  held  the  longest.  The  contingent  deferred  sales  charge applicable  to a redemption  of Class B or Class C shares  requested  while Free
Systematic  Withdrawals  are being made will be  calculated  as described  under
"Class B Shares" or "Class C Shares," as  applicable.  A  Systematic  Withdrawal form may be obtained from the Funds.

PAYMENTS. Payments may be made by check. Redemption proceeds will be sent to the shareholder(s)  of record at the  address  of record  within  seven  days  after receipt  of a valid  redemption  request.  For a  charge  of $15  deducted  from redemption  proceeds,  Security Management will provide a certified or cashier's check, or send the redemption  proceeds by express mail, upon the  shareholder's request.

MANAGEMENT OF THE FUNDS

INVESTMENT MANAGER -- Security Management,  each Fund's investment manager, is a
Kansas limited liability company.  On December 31, 2001, the aggregate assets of all of the mutual funds under the investment  management of Security  Management were approximately $7.9 billion.  Security Management has overall responsibility for the management of the Funds.  Security  Equity Fund and Security  Management
have entered into an agreement  that  requires  Security  Management  to provide investment advisory,  statistical and research services to the Funds,  supervise and arrange for the purchase and sale of securities on behalf of the Funds,  and provide  for the  maintenance  and  compilation  of  records  pertaining  to the investment  advisory  function.  The agreement  with Security  Management can be canceled by the Board of Directors of Security Equity Fund upon 60 days' written notice.  Investment  management  fees are  computed  and accrued  daily and paid monthly.  For the year ended  September  30, 2001,  Equity Fund paid  investment management fees of $8,523,319 to Security Management.

PARENT  COMPANY AND  DISTRIBUTOR  -- Security  Management  is  controlled by its members,  Security  Benefit Life Insurance  Company and Security  Benefit Group,
Inc.  ("SBG").  SBG is an  insurance  and  financial  services  holding  company wholly-owned by Security  Benefit Life Insurance  Company,  One Security Benefit
Place, Topeka, Kansas 66636. Security Benefit Life, a life insurance company, is incorporated under the laws of Kansas.  Security Management is a direct, and the
Distributor,  the Fund's  principal  underwriter,  is an indirect,  wholly-owned subsidiary of Security Benefit Life Insurance Company ("Security Benefit").

ADMINISTRATIVE  AGENT --  Security  Management  also acts as the  administrative agent  for  the  Fund  and as such  performs  administrative  functions  and the bookkeeping,  accounting and pricing functions for the Funds. For these services
Security Management receives,  on an annual basis, a fee of 0.09% of the average net assets of each Fund, calculated daily and payable monthly.

Security  Management  also acts as the  transfer  agent for the Funds.  As such,
Security  Management  performs all shareholder  servicing  functions,  including transferring record ownership,  processing purchase and redemption transactions, answering  inquiries,  mailing  shareholder  communications  and  acting  as the dividend  disbursing agent. For these services,  the Investment Manager receives an annual  maintenance fee of $8.00 per account,  a fee of $1.00 per shareholder transaction, and a fee of $1.00 per dividend transaction.

PORTFOLIO  TRANSACTIONS  --  Security  Management  will place  orders to execute securities  transactions  that are designed to implement each Fund's  investment objectives and policies.  Security  Management  uses its  reasonable  efforts to place all purchase and sale  transactions  with brokers and dealers  ("brokers")
that provide  "best  execution" of these  orders.  In placing  purchase and sale transactions,  Security  Management may consider brokerage and research services provided by a broker to Security Management or its affiliates,  and the Fund may pay a commission for effecting a securities transaction that is in excess of the amount  another broker would have charged if Security  Management  determines in good faith that the amount of  commission is reasonable in relation to the value of the brokerage and research services provided by the broker viewed in terms of either that particular  transaction or the overall  responsibilities of Security
Management  with  respect to all  accounts as to which it  exercises  investment discretion.  Security  Management may use all, none, or some of such information and services in  providing  investment  advisory  services to each of the mutual
funds  under  its  management,   including  each  Fund.  In  addition,  Security
Management  also  may  consider  a  broker's  sale of Fund  shares  if  Security
Management  is  satisfied  that the Fund would  receive  best  execution  of the transaction from that broker.

Securities  held by the  Funds  may  also be held by other  investment  advisory clients  of  Security  Management,  including  other  investment  companies.  In addition,  Security Management's parent company, Security Benefit, may also hold some of the same securities as the Funds. When selecting securities for purchase or sale for a Fund,  Security  Management  may at the same time be purchasing or selling the same securities for one or more of such other  accounts.  Subject to
Security Management's obligation to seek best execution, such purchases or sales may be  executed  simultaneously  or  "bunched."  It is the  policy of  Security
Management not to favor one account over the other.  Any purchase or sale orders executed  simultaneously  (which may also include orders from Security  Benefit)
are  allocated at the average price and as nearly as  practicable  on a pro rata basis  (transaction  costs will also generally be shared on a pro rata basis) in proportion to the amounts  desired to be purchased or sold by each  account.  In those instances where it is not practical to allocate purchase or sale orders on a pro  rata  basis,  then the  allocation  will be made on a  rotating  or other equitable  basis.  While  it is  conceivable  that  in  certain  instances  this procedure  could  adversely  affect the price or number of shares  involved in a
Fund's transaction,  it is believed that the procedure generally  contributes to better overall execution of the Funds' portfolio transactions.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND  DISTRIBUTIONS -- Each Fund pays its  shareholders  dividends from its net investment  income,  and  distributes  any net capital gains that it has realized, at least annually. Your dividends and distributions will be reinvested in shares of the Fund, unless you instruct Security Management otherwise.  There are no fees or sales charges on reinvestments.

FEDERAL TAXES -- Fund dividends and  distributions  are taxable to  shareholders
(unless your investment is in an Individual  Retirement Account ("IRA") or other tax-advantaged  retirement  account)  whether you  reinvest  your  dividends  or distributions or take them in cash.

In addition to federal tax,  dividends and distributions may be subject to state and local  taxes.  If a Fund  declares a dividend  or  distribution  in October,
November or December but pays it in January,  you may be taxed on that  dividend or  distribution  as if  you  received  it in the  previous  year.  In  general, dividends and distributions from the Funds are taxable as follows:

================================================================================
                                                              TAX RATE FOR 28%
TYPE OF DISTRIBUTION           TAX RATE FOR 15% BRACKET       BRACKET OR ABOVE
--------------------------------------------------------------------------------
Income dividends                 Ordinary Income rate       Ordinary Income rate
--------------------------------------------------------------------------------
Short-term capital gains         Ordinary Income rate       Ordinary Income rate
--------------------------------------------------------------------------------
Long-term capital gains                   10%                        20%
--------------------------------------------------------------------------------
Long-term capital gains
(held for 5 or more years)                 8%                        18%
================================================================================

A Fund has "short-term  capital gains" when it sells a security within 12 months after buying it. A Fund has  "long-term  capital gains" when it sells a security that it has owned for more than 12 months. When a Fund earns interest from bonds and other debt securities and distributes  these earnings to  shareholders,  the
Fund has  "ordinary  income."  The Funds  expect that their  distributions  will consist  primarily of capital  gains.  You  generally are required to report all
Fund distributions on your federal income tax return.

Tax-deferred  retirement accounts do not generate a tax liability unless you are taking a distribution or making a withdrawal.

The Funds mail information  concerning the tax status of the  distributions  for each calendar year on or before January 31 of the following year.

This is a brief  summary of some of the tax laws that affect your  investment in the Funds.  Please see the Funds'  Statement of Additional  Information and your tax adviser for further information.

           FINANCIAL HIGHLIGHTS FOR TOTAL RETURN FUND AND EQUITY FUND

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
The financial  highlights  table is intended to help you  understand  the Funds'
financial  performance  for their Class A, B, and C shares  during the past five years, or the period since commencement of a Fund. Certain information  reflects financial  results  for a single  Fund  share.  The total  returns  in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund  assuming  reinvestment  of all dividends  and  distributions.  This information has been derived from financial statements that have been audited by
Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.
--------------------------------------------------------------------------------

=========================================================================================
SECURITY TOTAL RETURN FUND (CLASS A)
-----------------------------------------------------------------------------------------
                                          FISCAL PERIOD ENDED SEPTEMBER 30
                           --------------------------------------------------------------
                           2001(c)   2000(c)   1999(b)(c)(f)   1998(b)(c)   1997(b)(c)(d)
                           -------   -------   -------------   ----------   -------------
PER SHARE DATA
Net asset value
 beginning of period.....  $11.81    $11.69       $10.73         $12.58        $11.06

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)...........   (0.06)    (0.07)       (0.03)          0.08          0.17
Net gain (loss)
 on securities
  (realized and
   unrealized)...........   (3.64)     0.83         1.90          (0.98)         1.86
                            -----     -----        -----          -----         -----
Total from investment
 operations..............   (3.70)     0.76         1.87          (0.90)         2.03

LESS DISTRIBUTIONS:
Dividends (from net
 investment income)......     ---      ---         (0.16)         (0.20)        (0.26)
Distributions
 (from realized gains)...   (0.04)    (0.64)       (0.75)         (0.75)        (0.25)
                            -----     -----        -----          -----         -----
Total distributions......   (0.04)    (0.64)       (0.91)         (0.95)        (0.51)
                            -----     -----        -----          -----         -----
NET ASSET VALUE END
 OF PERIOD...............  $ 8.07    $11.81       $11.69         $10.73        $12.58
                            =====     =====        =====          =====         =====
TOTAL RETURN (a)......... (31.43)%     6.49%       17.84%        (7.19)%        19.00%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands)......   $2,797   $3,928        $3,587         $3,294        $3,906
Ratio of expenses
 to average net assets...    1.51%     1.49%        2.00%          2.00%         1.68%
Ratio of net investment
 income (loss) to
 average net assets......  (0.58)%   (0.61)%      (0.29)%          0.65%         1.52%
Portfolio turnover rate..      35%       55%         121%            45%           79%
==========================================================================================

==========================================================================================
SECURITY TOTAL RETURN FUND (CLASS B)
------------------------------------------------------------------------------------------
                                          FISCAL PERIOD ENDED SEPTEMBER 30
                           ---------------------------------------------------------------
                           2001(c)   2000(c)   1999(b)(c)(f))   1998(b)(c)   1997(b)(c)(d)
                           -------   -------   --------------   ----------   -------------
PER SHARE DATA
Net asset value
 beginning of period...... $11.55    $11.56        $10.62         $12.45        $10.97

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)............  (0.16)    (0.19)        (0.14)         (0.03)         0.07
Net gain (loss)
 on securities
  (realized and
   unrealized)............  (3.54)     0.82          1.88          (0.96)         1.84
                            -----     -----         -----          -----         -----
Total from investment
 operations...............  (3.70)     0.63          1.74          (0.99)         1.91

LESS DISTRIBUTIONS:
Dividends (from net
 investment income).......    ---       ---         (0.05)         (0.09)        (0.18)
Distributions
 (from realized gains)....  (0.04)    (0.64)        (0.75)         (0.75)        (0.25)
                            -----     -----         -----          -----         -----
Total distributions.......  (0.04)    (0.64)        (0.80)         (0.84)        (0.43)
                            -----     -----         -----          -----         -----
NET ASSET VALUE END
 OF PERIOD................ $ 7.81    $11.55        $11.56         $10.62        $12.45
                            =====     =====         =====          =====         =====
TOTAL RETURN (a)..........(32.14)%     5.39%        16.68%        (7.99)%        17.95%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands).......  $2,519    $3,903        $3,652         $3,304        $3,851
Ratio of expense
 to average net assets ...   2.51%     2.49%         2.94%          2.94%         2.58%
Ratio of net investment
 income (loss) to
 average net assets....... (1.58)%   (1.61)%       (1.23)%        (0.29)%         0.61%
Portfolio turnover rate...     35%       55%          121%            45%           79%
==========================================================================================

=====================================================================================
SECURITY TOTAL RETURN FUND (CLASS C)
-------------------------------------------------------------------------------------
                                                  FISCAL PERIOD ENDED SEPTEMBER 30
                                                -------------------------------------
                                                 2001(c)   2000(c)   1999(b)(c)(d)(e)
                                                 -------   -------   ----------------
PER SHARE DATA
Net asset value beginning of period......        $11.60    $11.58        $11.48

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............         (0.15)    (0.16)        (0.11)
Net gain (loss) on securities
   (realized and unrealized).............         (3.58)     0.82          0.21
                                                  -----     -----         -----
Total from investment operations.........         (3.73)     0.66          0.10

LESS DISTRIBUTIONS:
Dividends (from net investment income)...           ---       ---           ---
Distributions (from realized gains)......         (0.04)    (0.64)          ---
                                                  -----     -----         -----
Total distributions......................         (0.04)    (0.64)          ---
                                                  -----     -----         -----
NET ASSET VALUE END OF PERIOD............        $ 7.83    $11.60        $11.58
                                                  =====     =====         =====
TOTAL RETURN (a).........................       (32.26)%     5.65%         0.87%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....           $157       $59            $8
Ratio of expenses to average net assets..          2.56%     2.30%         2.93%
Ratio of net investment income
   (loss) to average net assets..........        (1.62)%   (1.45)%       (1.84)%
Portfolio turnover rate..................            35%       55%          149%
=====================================================================================

================================================================================
SECURITY EQUITY FUND (CLASS A)
--------------------------------------------------------------------------------
                                      FISCAL YEAR ENDED SEPTEMBER 30
                           -----------------------------------------------------
                           2001(c)    2000(c)    1999(c)    1998(c)    1997(c)
                           -------    -------    -------    -------    -------
PER SHARE DATA
Net asset value
 beginning of period.....  $10.26     $ 9.96     $ 8.86     $ 9.09     $ 7.54

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)...........     ---        ---       0.02       0.04       0.04
Net gain (loss)
 on securities
  (realized and
   unrealized)...........   (2.49)      0.66       1.80       0.56       2.20
                            -----      -----      -----      -----      -----
Total from investment
 operations..............   (2.49)      0.66       1.82       0.60       2.24

LESS DISTRIBUTIONS:
Dividends (from net
 investment income)......     ---        ---      (0.04)     (0.03)     (0.04)
Distributions
 (from realized gains)...   (1.40)     (0.36)     (0.68)     (0.80)     (0.65)
Return of Capital........   (0.01)       ---        ---        ---        ---
                            -----      -----      -----      -----      -----
Total distributions......   (1.41)     (0.36)     (0.72)     (0.83)     (0.69)
                            -----      -----      -----      -----      -----
NET ASSET VALUE END
 OF PERIOD...............  $ 6.36     $10.26     $ 9.96     $ 8.86     $ 9.09
                            =====      =====      =====      =====      =====
TOTAL RETURN (a)......... (27.66)%      6.64%     20.66%      7.38%     32.08%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands)...... $563,553   $853,126   $917,179   $773,606   $757,520
Ratio of expenses
 to average net assets...    1.02%      1.02%      1.02%      1.02%      1.03%
Ratio of net investment
 income (loss) to
 average net assets......    0.03%      0.03%      0.19%      0.39%      0.46%
Portfolio turnover rate..      23%        54%        36%        47%        66%
================================================================================

================================================================================
SECURITY EQUITY FUND (CLASS B)
--------------------------------------------------------------------------------
                                      FISCAL YEAR ENDED SEPTEMBER 30
                          ------------------------------------------------------
                           2001(c)    2000(c)    1999(c)    1998(c)   1997(c)
                           -------    -------    -------    -------   -------
PER SHARE DATA
Net asset value
 beginning of period.....  $ 9.65     $ 9.47     $ 8.52     $ 8.82    $ 7.36

INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income (loss)...........   (0.07)     (0.10)     (0.08)     (0.05)    (0.04)
Net gain (loss)
 on securities
  (realized and
   unrealized)...........   (2.31)      0.64       1.71       0.55      2.15
                            -----      -----      -----      -----     -----
Total from investment
 operations..............   (2.38)      0.54       1.63       0.50      2.11

LESS DISTRIBUTIONS:
Dividends (from net
 investment income)......     ---        ---        ---        ---       ---
Distributions
 (from realized gains)...   (1.40)     (0.36)     (0.68)     (0.80)    (0.65)
Return of Capital........   (0.01)       ---        ---        ---       ---
                            -----      -----      -----      -----     -----
Total distributions......   (1.41)     (0.36)     (0.68)     (0.80)    (0.65)
                            -----      -----      -----      -----     -----
NET ASSET VALUE END
 OF PERIOD...............  $ 5.86     $ 9.65     $ 9.47     $ 8.52    $ 8.82
                            =====      =====      =====      =====     =====
TOTAL RETURN (a)......... (28.34)%      5.69%     19.23%      6.38%    30.85%

RATIOS/SUPPLEMENTAL
 DATA
Net assets end of
 period (thousands)......  $96,067   $156,633   $159,872   $112,978   $89,336
Ratio of expenses
 to average net assets...    2.02%      2.02%      2.02%      2.02%     2.03%
Ratio of net investment
 income (loss) to
 average net assets......  (0.97)%    (0.97)%    (0.82)%    (0.61)%   (0.54)%
Portfolio turnover rate..      23%        54%        36%        47%       66%
================================================================================

============================================================================
SECURITY EQUITY FUND (CLASS C)
----------------------------------------------------------------------------
                                            FISCAL PERIOD ENDED SEPTEMBER 30
                                            --------------------------------
                                             2001(c)   2000(c)   1999(c)(e)
                                             -------   -------   ----------
PER SHARE DATA
Net asset value beginning of period......    $10.07    $ 9.89     $10.13

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............     (0.07)    (0.10)     (0.05)
Net gain (loss) on securities
   (realized and unrealized).............     (2.43)     0.64      (0.19)
                                              -----     -----      -----
Total from investment operations.........     (2.50)     0.54      (0.24)

LESS DISTRIBUTIONS:
Dividends (from net investment income)...       ---       ---        ---
Distributions (from realized gains)......     (1.40)    (0.36)       ---
Return of Capital                             (0.01)      ---        ---
                                              -----     -----      -----
Total distributions......................     (1.41)    (0.36)       ---
                                              -----     -----      -----
NET ASSET VALUE END OF PERIOD............    $ 6.16    $10.07     $ 9.89
                                              =====     =====      =====
TOTAL RETURN (a).........................   (28.35)%     5.55%    (2.37)%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands).....     $4,230    $5,426     $4,507
Ratio of expenses to average net assets..      2.02%     2.02%      2.02%
Ratio of net investment income
   (loss) to average net assets..........    (0.97)%   (0.96)%    (0.89)%
Portfolio turnover rate..................        23%       54%        45%
============================================================================

(a)  Total  return  information  does  reflect  deduction  of any sales  charges imposed at the time of purchase for Class A shares or upon  redemption  for
     Class B, C and S shares.

(b)  Fund expenses were reduced by the Investment Manager during the period, and expense ratios absent such reimbursement would have been as follows:

       ==================================================================
                            CLASS    2001    2000    1999    1998    1997
       ------------------------------------------------------------------
                              A      N/A     N/A     2.3%    2.5%    2.4%
                            ---------------------------------------------
       Total Return Fund      B      N/A     N/A     3.2%    3.4%    3.3%
                            ---------------------------------------------
                              C      N/A     N/A     3.2%    N/A     N/A
       ==================================================================

(c)  Net investment income (loss) was computed using average shares  outstanding throughout the period.

(d)  Meridian   Investment   Management   Corporation   (Meridian)   became  the
     sub-advisor of Total Return Fund effective  August 1, 1997. Prior to August
     1, 1997  Security  Management  Company,  LLC (SMC) paid  Templeton/Franklin
     Investment  Services,  Inc. and Meridian for research  services provided to
     Total Return Fund.

(e)  Class "C" Shares  were  initially  offered  for sale on January  29,  1999.
     Percentage  amounts  for  the  period,   except  total  return,  have  been
     annualized.

(f)  Prior to May 15, 1999 SMC paid Meridian for sub-advisory  services provided to Total Return Fund. Effective May 15, 1999 the sub-advisory contract with
     Meridian was terminated and SMC continued to provide  advisory  services to the Total Return Fund.

                                   APPENDIX A

                         FORM OF PLAN OF REORGANIZATION

THIS PLAN OF  REORGANIZATION  (the "Plan") is adopted as of this 3rd day of May,
2002,  by  Security  Equity Fund (the  "Company")  with its  principal  place of business at One Security  Benefit  Place,  Topeka,  Kansas  66636,  on behalf of
Equity Series (the  "Acquiring  Fund"),  a separate  series of the Company,  and
Total  Return  Series (the  "Acquired  Fund"),  another  separate  series of the
Company.

This Plan is  intended  to be and is  adopted  as a plan of  reorganization  and liquidation  within  the  meaning  of Section  368(a)(1)  of the  United  States
Internal Revenue Code of 1986, as amended (the "Code").  The reorganization (the
"Reorganization")  will  consist  of the  transfer  of all of the  assets of the
Acquired  Fund to the  Acquiring  Fund in exchange  solely for Class A, B, and C voting shares ($0.25 par value per share) of the Acquiring Fund (the  "Acquiring
Fund Shares"),  the  assumption by the Acquiring Fund of all  liabilities of the
Acquired  Fund,  and  the  distribution  of the  Acquiring  Fund  Shares  to the shareholders  of the Acquired Fund in complete  liquidation of the Acquired Fund as provided herein,  all upon the terms and conditions  hereinafter set forth in this Plan.

WHEREAS,  the  Company  is an  open-end,  registered  investment  company of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS,  the Directors of the Company have  determined that the exchange of all of the assets of the Acquired Fund for Acquiring  Fund Shares and the assumption of all  liabilities  of the Acquired Fund by the  Acquiring  Fund is in the best interests of the Acquiring Fund and its  shareholders  and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

WHEREAS, the Directors of the Company also have determined,  with respect to the
Acquired  Fund,  that the exchange of all of the assets of the Acquired Fund for
Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the  Acquiring  Fund is in the best  interests of the  Acquired  Fund and its shareholders and that the interests of the existing  shareolders of the Acquired
Fund would not be diluted as a result of this transaction;

NOW,  THEREFORE,  the Company,  on behalf of the Acquiring Fund and the Acquired
Fund separately, hereby approves the Plan on the following terms and conditions:

 1.  TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE  ACQUIRING  FUND IN EXCHANGE
     FOR  THE  ACQUIRING  FUND  SHARES,  THE  ASSUMPTION  OF ALL  ACQUIRED  FUND
     LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

      1.1  Subject  to  the  requisite  approvals  of  the  shareholders  of the
           Acquired Fund and Acquiring  Fund and the other terms and  conditions herein  set  forth  and  on the  basis  of  the  representations  and warranties  contained  herein,  the Company will  transfer all of the
           Acquired  Fund's  assets,  as set  forth  in  paragraph  1.2,  to the
           Acquiring  Fund, and the Acquiring Fund agrees in exchange  therefor:
           (i) to deliver to the Acquired Fund the number of full and fractional
           Class A, B, and C Acquiring  Fund Shares  determined  by dividing the value of the  Acquired  Fund's net assets with respect to each class, computed  in the  manner  and as of the time  and  date set  forth in paragraph  2.1, by the net asset value of one Acquiring Fund Share of the same  class,  computed  in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the
           Acquired  Fund.  Such  transactions  shall take place at the  closing provided for in paragraph 3.1 (the "Closing").

      1.2  The assets of the Acquired Fund to be acquired by the Acquiring  Fund
           shall  consist  of  all  assets  and  property,   including,  without
           limitation,  all cash, securities,  commodities and futures interests and dividends or interests  receivable that are owned by the Acquired
           Fund and any  deferred or prepaid  expenses  shown as an asset on the books  of the  Acquired  Fund on the  closing  date  provided  for in paragraph 3.1 (the "Closing Date").

      1.3  The  Acquired  Fund  will  endeavor  to  discharge  all of its  known liabilities and obligations  prior to the Closing Date. The Acquiring
           Fund shall also assume all of the  liabilities  of the Acquired Fund, whether  accrued or  contingent,  known or  unknown,  existing at the
           Valuation  Date.  On or as soon as  practicable  prior to the Closing
           Date, the Acquired Fund will declare and pay to its  shareholders  of record  one  or  more  dividends  and/or  other  distributions  that, together  with all previous  distributions,  shall have the effect of distributing to its  shareholders  (i) all of its investment  company taxable income and all of its net realized capital gains, if any, for the period from the close of its last  taxable year to the end of the business day on the Closing;  and (ii) any  undistributed  investment company  taxable  income and net capital  gain from any period to the extent not otherwise distributed.

      1.4  Immediately  after the  transfer of assets  provided for in paragraph
           1.1,  the  Acquired  Fund  will  distribute  to the  Acquired  Fund's shareholders  of record  with  respect to each  class of its  shares, determined  as of  immediately  after  the close of  business  on the
           Closing Date (the "Acquired Fund Shareholders"),  on a pro rata basis within  that  class,  the  Acquiring  Fund  Shares of the same  class received by the Acquired  Fund  pursuant to  paragraph  1.1, and will completely  liquidate.  Such  distribution  and  liquidation  will be accomplished,  with  respect  to each  class of the  Acquired  Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the  Acquiring  Fund to open accounts on the share  records of the  Acquiring  Fund in the names of the Acquired  Fund  Shareholders.  The  aggregate  net asset value of Class A, B, and C Acquiring Fund Shares to be so credited to
           Class A, B, and C Acquired Fund  Shareholders  shall, with respect to each class, be equal to the aggregate net asset value of the Acquired
           Fund  shares of that same  class  owned by such  shareholders  on the
           Closing Date. All issued and outstanding  shares of the Acquired Fund will  simultaneously  be canceled on the books of the Acquired  Fund, although share certificates representing interests in Class A, B, and
           C shares of the  Acquired  Fund will  represent  a number of the same class of Acquiring  Fund Shares after the Closing Date, as determined in accordance  with Section 2.3. The  Acquiring  Fund shall not issue certificates representing the Class A, B, and C Acquiring Fund Shares in connection with such exchange.

      1.5  Ownership of Acquiring  Fund Shares will be shown on the books of the
           Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring  Fund's  then-current prospectus and statement of additional information.

      1.6  Any reporting  responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports,  tax
           returns,   or  other  documents  with  the  Securities  and  Exchange
           Commission (the "Commission"),  any state securities commission,  and any federal,  state or local tax  authorities  or any other  relevant regulatory  authority,  is and shall remain the responsibility of the
           Acquired Fund.

 2.  VALUATION

      2.1  The  value  of the  Acquired  Fund's  assets  to be  acquired  by the
           Acquiring Fund hereunder  shall be the value of such assets  computed as of  immediately  after the close of business of the New York Stock
           Exchange and after the  declaration  of any  dividends on the Closing
           Date  (such  time and date being  hereinafter  called the  "Valuation
           Date"),  using the  valuation  procedures  set forth in the Company's
           Articles   of   Incorporation,   as   amended   (the   "Articles   of
           Incorporation"),  and the  then-current  prospectus  or  statement of additional  information  with  respect  to the  Acquiring  Fund,  and valuation procedures established by the Company's Board of Directors.

      2.2  The net asset value of a Class A, B, and C Acquiring Fund Share shall be the net asset value per share  computed with respect to that class as of  immediately  after the close of business of the New York Stock
           Exchange and after the  declaration of any dividends on the Valuation
           Date,  using the  valuation  procedures  set  forth in the  Company's
           Articles  of  Incorporation   and  the  then-current   prospectus  or
           statement of  additional  information  with respect to the  Acquiring
           Fund, and valuation procedures  established by the Company's Board of
           Directors.

      2.3  The  number  of the  Class A, B, and C  Acquiring  Fund  Shares to be
           issued  (including  fractional  shares,  if any) in exchange  for the
           Acquired  Fund's assets shall be determined with respect to each such class by  dividing  the value of the net assets  with  respect to the
           Class A, B, and C shares of the  Acquired  Fund,  as the case may be, determined  using  the  same  valuation  procedures  referred  to  in paragraph  2.1,  by the net asset value of an  Acquiring  Fund Share, determined in accordance with paragraph 2.2.

      2.4  All  computations  of  value  shall be made by the  Acquiring  Fund's designated record keeping agent.

 3.  CLOSING AND CLOSING DATE

      3.1  The Closing Date shall be August 27, 2002,  or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place  simultaneously as of immediately after the close of business on the Closing Date unless  otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m.,  Eastern Time. The Closing shall be held at the offices of the  Company or at such other  time  and/or  place as the Board of
           Directors or officers of the Company may designate.

      3.2  The  Company  shall  direct  UMB Bank,  N.A.,  as  custodian  for the
           Acquired  Fund (the  "Custodian"),  to  deliver,  at the  Closing,  a certificate  of an authorized  officer  stating that (i) the Acquired
           Fund's portfolio  securities,  cash, and any other assets  ("Assets")
           shall have been delivered in proper form to the Acquiring Fund within two  business  days  prior to or on the  Closing  Date,  and (ii) all necessary  taxes in  connection  with  the  delivery  of the  Assets, including all applicable  federal and state stock transfer stamps, if any,  have been paid or  provision  for  payment  has been made.  The
           Acquired Fund's portfolio securities  represented by a certificate or other written  instrument  shall be transferred  and delivered by the
           Acquired Fund as of the Closing Date for the account of the Acquiring
           Fund duly  endorsed in proper form for transfer in such  condition as to constitute good delivery  thereof.  The Acquired Fund shall direct
           the  Custodian  to  deliver  portfolio   securities  and  instruments
           deposited  with a  securities  depository,  as  defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")
           as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund.

      3.3  Security Management Company,  LLC, as transfer agent for the Acquired
           Fund (the "Transfer Agent"), shall deliver, on behalf of the Acquired
           Fund, at the Closing a certificate of an authorized  officer  stating that its records contain the names and addresses of the Acquired Fund
           Shareholders  and the number and percentage  ownership of outstanding
           Class A, B, and C shares owned by each such  shareholder  immediately prior to the Closing.

      3.4  In the  event  that on the  Valuation  Date  (a) the New  York  Stock
           Exchange or another primary  trading market for portfolio  securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or  trading  thereupon  shall be  restricted,  or (b)  trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that,  in the  judgment of the Board of  Directors of the Company, accurate  appraisal  of the value of the net assets of the  Acquiring
           Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed  until the first  business  day after the day when  trading shall have been fully resumed and reporting shall have been restored.

 4.  REPRESENTATIONS AND WARRANTIES

      4.1  The Company, on behalf of the Acquired Fund,  represents and warrants to the Acquiring Fund as follows:

           (a)  The Acquired Fund is duly  organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's
                Articles  of  Incorporation  to own  all of its  properties  and assets  and  to  carry  on  its  business  as  it is  now  being conducted;

           (b)  The Company is a registered  investment  company classified as a management  company of the open-end type,  and its  registration with the Commission as an investment company under the 1940 Act, and the  registration  of its shares under the Securities Act of
                1933, as amended ("1933 Act"), are in full force and effect;

           (c)  No consent,  approval,  authorization,  or order of any court or governmental  authority is required for the  consummation by the
                Acquired Fund of the transactions  contemplated  herein,  except such as have been  obtained  under the 1933 Act, the  Securities
                Exchange  Act of 1934,  as amended (the "1934 Act") and the 1940
                Act, and such as may be required by state securities laws;

           (d)  The current  prospectus and statement of additional  information of the  Acquired  Fund  and each  prospectus  and  statement  of additional  information  of the  Acquired  Fund used  during the three  years  previous  to the  date of this  Plan  conforms  or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission  thereunder and does not or did not at the time of its use include  any untrue  statement of a material  fact or omit to state any material  fact required to be  stated  therein  or  necessary  to  make  the  statements therein,  in light of the  circumstances  under  which they were made, not materially misleading;

           (e)  On the  Closing  Date,  the  Acquired  Fund  will  have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring  Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign,  transfer and deliver such assets  hereunder free of any liens or other  encumbrances,  and upon delivery and payment for such assets,  the  Acquiring  Fund will acquire good and marketable  title  thereto,  subject to no restrictions  on  the  full  transfer  thereof,  including  such restrictions  as might arise  under the 1933 Act,  other than as disclosed to the Acquiring Fund;

           (f)  The Acquired Fund is not engaged  currently,  and the execution, delivery and performance of this Plan will not result,  in (i) a material violation of the Company's Articles of Incorporation or
                By-Laws or of any agreement,  indenture,  instrument,  contract, lease or other undertaking to which the Acquired Fund is a party or by  which  it is  bound,  or  (ii)  the  acceleration  of any
                obligation,   or  the  imposition  of  any  penalty,  under  any
                agreement, indenture,  instrument,  contract, lease, judgment or decree to which the  Acquired  Fund is a party or by which it is bound;

           (g)  The Acquired Fund has no material contracts or other commitments
                (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

           (h)  Except as otherwise  disclosed in writing to and accepted by the
                Acquiring  Fund, no litigation or  administrative  proceeding or investigation  of or before  any court or  governmental  body is presently pending or, to its knowledge,  threatened  against the
                Acquired  Fund  or any of its  properties  or  assets  that,  if adversely determined,  would materially and adversely affect its financial condition or the conduct of its business. The Acquired
                Fund  knows of no facts  which  might  form  the  basis  for the institution of such proceedings and is not a party to or subject to the provisions of any order,  decree or judgment of any court or governmental  body which materially and adversely affects its business or its ability to consummate  the  transactions  herein contemplated;

           (i)  The financial  statements of the Acquired Fund as of and for the year  ended  September  30,  2001 have been  audited  by Ernst &
                Young,  LLP,  independent  accountants.  Such  statements are in accordance with accounting  principles generally accepted in the
                United States ("GAAP") consistently applied, and such statements
                (copies  of which have been  furnished  to the  Acquiring  Fund)
                present  fairly,  in  all  material   respects,   the  financial
                condition  of the  Acquired  Fund as of such date in  accordance with GAAP, and there are no known contingent  liabilities of the
                Acquired  Fund  required to be reflected on the balance sheet or in the notes thereto;

           (j)  Since  September  30,  2001,  there  has not been  any  material adverse  change  in the  Acquired  Fund's  financial  condition, assets, liabilities or business, other than changes occurring in the  ordinary  course  of  business,  or any  incurrence  by the
                Acquired Fund of  indebtedness  maturing more than one year from the date such  indebtedness  was  incurred,  except as otherwise disclosed  to  and  accepted  by the  Acquiring  Fund.  For  the purposes of this  subparagraph (j), a decline in net asset value per share of the Acquired  Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of
                Acquired Fund  liabilities,  or the  redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

           (k)  On the  Closing  Date,  all  Federal  and other tax  returns and reports of the Acquired  Fund required by law to have been filed by such date  (including any  extensions)  shall have been filed and are or will be correct  in all  material  respects,  and all
                Federal  and other taxes shown as due or required to be shown as due on  said  returns  and  reports  shall  have  been  paid  or provision shall have been made for the payment  thereof,  and to the best of the  Acquired  Fund's  knowledge,  no such return is currently  under audit and no assessment  has been asserted with respect to such returns;

           (l)  For each taxable year of its  operation  (including  the taxable year ending on the Closing Date),  the Acquired Fund has met the requirements of Subchapter M of the Code for  qualification as a regulated  investment  company  and has elected to be treated as such,  has been eligible to and has computed its Federal  income tax under Section 852 of the Code, and will have distributed all of its  investment  company  taxable income and net capital gain
                (as  defined in the Code) that has  accrued  through the Closing
                Date,  and before the Closing Date will have declared  dividends sufficient to distribute all of its investment  company  taxable income and net capital gain for the period ending on the Closing
                Date;

           (m)  All issued and outstanding  shares of the Acquired Fund are, and on the  Closing  Date  will be,  duly  and  validly  issued  and outstanding,  fully paid and  non-assessable  by the Company and have been  offered and sold in every  state and the  District of
                Columbia in compliance in all material  respects with applicable registration  requirements of the 1933 Act and state  securities laws. All of the issued and  outstanding  shares of the Acquired
                Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer  Agent,  on behalf of the Acquired  Fund, as provided in paragraph  3.3. The
                Acquired Fund does not have outstanding any options, warrants or other rights to  subscribe  for or purchase any of the shares of the  Acquired  Fund,  nor  is  there  outstanding  any  security convertible into any of the Acquired Fund shares;

           (n)  The  adoption and  performance  of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company,  and,  subject to the approval of the  shareholders  of the Acquired Fund, this
                Plan will  constitute  a valid  and  binding  obligation  of the
                Acquired  Fund,   enforceable  in  accordance  with  its  terms,
                subject,   as  to   enforcement,   to  bankruptcy,   insolvency,
                reorganization,   moratorium  and  other  laws  relating  to  or
                affecting creditors' rights and to general equity principles;

           (o)  The  information to be furnished by the Acquired Fund for use in registration  statements,  proxy  materials and other  documents filed or to be filed with any federal, state or local regulatory authority  (including  the National  Association  of  Securities
                Dealers,  Inc.),  which may be necessary in connection  with the transactions contemplated hereby, shall be accurate and complete in all  material  respects  and  shall  comply  in all  material respects with Federal  securities and other laws and regulations thereunder applicable thereto.

      4.2  The Company, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

           (a)  The Acquiring Fund is duly organized as a series of the Company, which is a corporation duly organized and validly existing under the laws of the State of Kansas,  with power under the Company's
                Articles  of  Incorporation  to own  all of its  properties  and assets  and  to  carry  on  its  business  as  it is  now  being conducted;

           (b)  The Company is a registered  investment  company classified as a management  company of the open-end type,  and its  registration with the Commission as an investment  company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of the Acquiring Fund, are in full force and effect;

           (c)  No consent,  approval,  authorization,  or order of any court or governmental  authority is required for the  consummation by the
                Acquiring Fund of the transactions  contemplated herein,  except such as have been obtained  under the 1933 Act, the 1934 Act and the  1940 Act and such as may be  required  by state  securities laws;

           (d)  The current  prospectus and statement of additional  information of the  Acquiring  Fund and each  prospectus  and  statement  of additional  information  of the  Acquiring  Fund used during the three  years  previous  to the  date of this  Plan  conforms  or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission  thereunder and does not or did not at the time of its use include  any untrue  statement of a material  fact or omit to state any material  fact required to be  stated  therein  or  necessary  to  make  the  statements therein,  in light of the  circumstances  under  which they were made, not materially misleading;

           (e)  On the  Closing  Date,  the  Acquiring  Fund  will have good and marketable  title to the Acquiring  Fund's  assets,  free of any liens of other encumbrances,  except those liens or encumbrances as to which the Acquired Fund has received  notice and necessary documentation at or prior to the Closing;

           (f)  The Acquiring Fund is not engaged currently,  and the execution, delivery and performance of this Plan will not result,  in (i) a material violation of the Company's Articles of Incorporation or
                By-Laws or of any agreement,  indenture,  instrument,  contract, lease or other  undertaking  to which  the  Acquiring  Fund is a party or by which it is bound,  or (ii) the  acceleration of any
                obligation,   or  the  imposition  of  any  penalty,  under  any
                agreement, indenture,  instrument,  contract, lease, judgment or decree to which the Acquiring  Fund is a party or by which it is bound;

           (g)  Except as otherwise  disclosed in writing to and accepted by the
                Acquired  Fund, no litigation  or  administrative  proceeding or investigation  of or before  any court or  governmental  body is presently pending or, to its knowledge,  threatened  against the
                Acquiring  Fund or any of its  properties  or  assets  that,  if adversely determined,  would materially and adversely affect its
                financial  condition  or  the  conduct  of  its  business.   The
                Acquiring  Fund knows of no facts which might form the basis for the  institution  of such  proceedings  and is not a party to or subject to the  provisions  of any order,  decree or judgment of any court or  governmental  body which  materially and adversely
                affects  its   business  or  its  ability  to   consummate   the
                transactions herein contemplated;

           (h)  The financial statements of the Acquiring Fund as of and for the year ended September 30, 2001 have been audited by Ernst & Young
                LLP, independent accountants.  Such statements are in accordance with GAAP consistently  applied,  and such statements (copies of which have been furnished to the Acquired Fund) present  fairly, in  all  material  respects,  the  financial  condition  of  the
                Acquiring  Fund as of such date in  accordance  with  GAAP,  and there are no known contingent  liabilities of the Acquiring Fund required to be  reflected  on the balance  sheet or in the notes thereto;

           (i)  Since  September  30,  2001,  there  has not been  any  material adverse  change in the  Acquiring  Fund's  financial  condition, assets, liabilities or business, other than changes occurring in the  ordinary  course  of  business,  or any  incurrence  by the
                Acquiring Fund of indebtedness  maturing more than one year from the date such  indebtedness  was  incurred,  except as otherwise disclosed to and accepted by the Acquired  Fund. For purposes of this subparagraph (i), a decline in net asset value per share of
                the  Acquiring   Fund  due  to  declines  in  market  values  of
                securities in the Acquiring Fund's  portfolio,  the discharge of
                Acquiring Fund liabilities,  or the redemption of Acquiring Fund
                Shares  by  shareholders  of  the  Acquiring  Fund,   shall  not
                constitute a material adverse change;

           (j)  On the  Closing  Date,  all  Federal  and other tax  returns and reports of the Acquiring Fund required by law to have been filed by such date  (including any  extensions)  shall have been filed and are or will be correct  in all  material  respects,  and all
                Federal  and other taxes shown as due or required to be shown as due on  said  returns  and  reports  shall  have  been  paid  or provision shall have been made for the payment  thereof,  and to the best of the  Acquiring  Fund's  knowledge  no such return is currently  under audit and no assessment  has been asserted with respect to such returns;

           (k)  For each taxable year of its  operation,  the Acquiring Fund has
                met  the   requirements   of   Subchapter  M  of  the  Code  for
                qualification as a regulated  investment company and has elected to be treated as such, has been eligible to and has computed its
                Federal   income  tax  under  Section  852  of  the  Code,   has
                distributed all of its investment company taxable income and net capital  gain (as defined in the Code) for periods  ending prior to the  Closing  Date,  and  will  do so for  the  taxable  year including the Closing Date;

           (l)  All issued and outstanding Acquiring Fund Shares are, and on the
                Closing Date will be, duly and validly  issued and  outstanding, fully  paid and  non-assessable  by the  Company  and have  been offered and sold in every state and the  District of Columbia in compliance in all material respects with applicable registration requirements  of the 1933 Act and  state  securities  laws.  The
                Acquiring Fund does not have  outstanding any options,  warrants or other rights to subscribe for or purchase any Acquiring  Fund
                Shares,  nor is there outstanding any security  convertible into any Acquiring Fund Shares;

           (m)  The adoption and  performance  of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any,  on the part of the  Directors  of the Company on behalf of the  Acquiring  Fund and this Plan will  constitute  a valid and
                binding  obligation  of  the  Acquiring  Fund,   enforceable  in
                accordance  with  its  terms,  subject,  as to  enforcement,  to bankruptcy,  insolvency,  reorganization,  moratorium  and other laws relating to or affecting  creditors'  rights and to general equity principles;

           (n)  The Class A, B, and C  Acquiring  Fund  Shares to be issued  and delivered to the Acquired  Fund, for the account of the Acquired
                Fund  Shareholders,  pursuant to the terms of this Plan, will on the Closing Date have been duly  authorized  and, when so issued and delivered,  will be duly and validly  issued  Acquiring Fund
                Shares,  and  will  be  fully  paid  and  non-assessable  by the
                Company;

           (o)  The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that  may be  necessary  in  connection  with  the  transactions contemplated  hereby  shall  be  accurate  and  complete  in all material respects and shall comply in all material respects with
                Federal  securities  and other laws and  regulations  applicable thereto; and

           (p)  That insofar as it relates to Company or the Acquiring Fund, the
                Registration  Statement  relating to the  Acquiring  Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement,  and any amendment or supplement to the foregoing, will, from the effective date of the  Registration  Statement  through the date of the meeting of shareholders of the Acquired Fund  contemplated  therein (i) not contain any untrue statement of a material fact or omit to state a material  fact  required to be stated  therein or necessary to make the statements therein, in light of the circumstances under which such  statements  were  made,  not  materially  misleading provided,  however,  that the  representations and warranties in this  subparagraph  (p)  shall  not  apply to  statements  in or omissions from the Registration  Statement made in reliance upon and in  conformity  with  information  that was furnished by the
                Acquired  Fund for use therein,  and (ii) comply in all material respects  with the  provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

 5.  COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

      5.1  The  Acquiring  Fund and the  Acquired  Fund  each will  operate  its business  in the  ordinary  course  between  the date  hereof and the
           Closing  Date,  it being  understood  that  such  ordinary  course of business  will  include  the  declaration  and  payment of  customary dividends and  distributions,  and any other distribution that may be advisable.

      5.2  To the extent  required by  applicable  law,  the Company will call a meeting of the  shareholders of the Acquired Fund to consider and act upon  this  Plan and to take all  other  action  necessary  to obtain approval of the transactions contemplated herein.

      5.3  The Acquired Fund covenants that the Class A, B, and C Acquiring Fund
           Shares to be issued  hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

      5.4  The Acquired  Fund will assist the Acquiring  Fund in obtaining  such information as the Acquiring Fund reasonably  requests concerning the beneficial ownership of the Acquired Fund shares.

      5.5  Subject to the  provisions of this Plan,  the Acquiring  Fund and the
           Acquired Fund will each take, or cause to be taken,  all action,  and do or cause to be done, all things  reasonably  necessary,  proper or
           advisable  to  consummate   and  make   effective  the   transactions
           contemplated by this Plan.

      5.6  As soon as is reasonably  practicable after the Closing, the Acquired
           Fund  will  make  a  liquidating  distribution  to  its  shareholders consisting of the Class A, B, and C Acquiring Fund Shares received at the Closing.

      5.7  The  Acquiring  Fund  and  the  Acquired  Fund  shall  each  use  its reasonable  best efforts to fulfill or obtain the  fulfillment of the conditions precedent to effect the transactions  contemplated by this
           Plan as promptly as practicable.

      5.8  The Acquired Fund covenants  that it will,  from time to time, as and when reasonably  requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such  assignments and other instruments,  and will take or cause to be taken such further  action as the Acquiring Fund may  reasonably  deem necessary or desirable in order  to vest in and  confirm  the  Acquiring  Fund's  title  to and possession  of all the assets and  otherwise  to carry out the intent and purpose of this Plan.

      5.9  The  Acquiring  Fund will use all  reasonable  efforts  to obtain the approvals and  authorizations  required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

 6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The  obligations  of the  Acquired  Fund  to  consummate  the  transactions provided for herein shall be subject,  at the Acquired Fund's election,  to the  performance  by the  Acquiring  Fund  of  all  the  obligations  to be performed by it hereunder on or before the Closing  Date,  and, in addition thereto, the following further conditions:

      6.1  All  representations  and  warranties of the  Acquiring  Fund and the
           Company  contained  in this  Plan  shall be true and  correct  in all material  respects as of the date  hereof and,  except as they may be affected by the  transactions  contemplated  by this Plan,  as of the
           Closing Date,  with the same force and effect as if made on and as of the Closing Date;

      6.2  The Company and the  Acquiring  Fund shall have  performed all of the covenants  and complied with all of the  provisions  required by this
           Plan  to be  performed  or  complied  with  by the  Company  and  the
           Acquiring Fund on or before the Closing Date; and

      6.3  The  Acquired  Fund and the  Acquiring  Fund shall have agreed on the number of full and fractional  Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

 7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein  shall be subject,  at the  Acquiring  Fund's  election,  to the performance by the Acquired Fund of all of the  obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1  All  representations  and  warranties of the Company and the Acquired
           Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the  transactions  contemplated by this Plan, as of the Closing Date, with the same  force and  effect as if made on and as of the  Closing
           Date;

      7.2  The Company and the  Acquired  Fund shall have  performed  all of the covenants  and complied with all of the  provisions  required by this
           Plan to be performed or complied  with by the Company or the Acquired
           Fund on or before the Closing Date;

      7.3  The  Acquired  Fund and the  Acquiring  Fund shall have agreed on the number of full and fractional  Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

      7.4  The  Acquired  Fund shall have  declared and paid a  distribution  or distributions  prior to the Closing that,  together with all previous
           distributions,   shall  have  the  effect  of   distributing  to  its
           shareholders (i) all of its investment company taxable income and all of its net realized  capital  gains,  if any, for the period from the close of its  last  taxable  year to 4:00  p.m.  Eastern  Time on the
           Closing; and (ii) any undistributed investment company taxable income and net  realized  capital  gains  from any  period to the extent not otherwise already distributed.

 8.  FURTHER  CONDITIONS  PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE
     ACQUIRED FUND

     If any of the  conditions  set forth  below do not  exist on or before  the
     Closing Date with respect to the Acquired Fund or the Acquiring  Fund,  the other  party  to  this  Plan  shall,  at its  option,  not be  required  to consummate the transactions contemplated by this Plan:

      8.1  The Plan and the  transactions  contemplated  herein  shall have been approved  by the  requisite  vote,  if  any,  of the  holders  of the outstanding  shares  of the  Acquired  Fund in  accordance  with  the provisions  of the  Company's  Articles  of  Incorporation,  By-Laws,
           applicable  Kansas law and the 1940 Act, and certified  copies of the resolutions evidencing such approval shall have been delivered to the
           Acquiring  Fund.  Notwithstanding  anything  herein to the  contrary, neither  the  Acquiring  Fund nor the  Acquired  Fund may  waive  the conditions set forth in this paragraph 8.1;

      8.2  On the Closing Date,  no action,  suit or other  proceeding  shall be pending  or,  to  its  knowledge,  threatened  before  any  court  or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection  with,  this Plan or the transactions contemplated herein;

      8.3  All  consents  of other  parties and all other  consents,  orders and permits of Federal,  state and local  regulatory  authorities  deemed necessary  by the  Acquiring  Fund or the  Acquired  Fund  to  permit
           consummation,   in  all  material   respects,   of  the  transactions
           contemplated hereby shall have been obtained, except where failure to obtain any such consent,  order or permit would not involve a risk of a  material  adverse  effect  on  the  assets  or  properties  of the
           Acquiring  Fund or the  Acquired  Fund,  provided  that either  party hereto may for itself waive any of such conditions;

      8.4  The Registration Statement shall have become effective under the 1933
           Act and no stop orders  suspending  the  effectiveness  thereof shall have been issued and, to the best knowledge of the parties hereto, no
           investigation   or  proceeding  for  that  purpose  shall  have  been
           instituted or be pending,  threatened or contemplated  under the 1933
           Act; and

      8.5  Dechert   shall   deliver  an  opinion   addressed   to  the  Company
           substantially   to  the  effect  that,   based  upon  certain  facts,
           assumptions,  and  representations,  the transaction  contemplated by this Plan shall  constitute  a tax-free  reorganization  for  Federal income tax purposes,  unless, based on the circumstances  existing at the time of the  Closing,  Dechert  determines  that the  transaction contemplated  by this Plan does not qualify as such.  The delivery of
           such   opinion   is   conditioned   upon   receipt   by   Dechert  of
           representations  it shall  request  of the  Company.  Notwithstanding anything  herein  to the  contrary,  the  Company  may not  waive the condition set forth in this paragraph 8.5.

 9.  BROKERAGE FEES AND EXPENSES

      9.1  The Acquiring  Fund  represents  and warrants to the other that there are no  brokers or  finders  entitled  to  receive  any  payments  in connection with the transactions provided for herein.

      9.2  The expenses relating to the proposed  Reorganization will be paid by the  Acquired  Fund and the  Acquiring  Fund pro rata  based upon the relative  net assets of the Funds as of the close of  business on the record date for  determining  the  shareholders  of the Acquired Fund
           entitled   to  vote  on  the   Reorganization.   The   costs  of  the
           Reorganization shall include, but not be limited to, costs associated with  obtaining any necessary  order of exemption  from the 1940 Act, preparation of the Registration Statement,  printing and distributing the  Acquiring  Fund's  prospectus  and  the  Acquired  Fund's  proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the  shareholders'  meeting.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly  incurring  such  expenses  if and to the  extent  that  the payment  by the  other  party of such  expenses  would  result in the disqualification  of such party as a "regulated  investment  company"
           within the meaning of Section 851 of the Code.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     The representations,  warranties and covenants contained in this Plan or in any document  delivered  pursuant  hereto or in connection  herewith  shall survive the consummation of the transactions  contemplated  hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.  TERMINATION

     This Plan and the  transactions  contemplated  hereby may be terminated and abandoned by resolution of the Board of Directors, at any time prior to the
     Closing Date, if  circumstances  should develop that, in the opinion of the
     Board, make proceeding with the Plan inadvisable.

12.  AMENDMENTS

     This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized  officers of the Company;  provided, however,  that  following  any  meeting of the  shareholders  called by the
     Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the  provisions for  determining  the number of the Class A, B, or C  Acquiring  Fund  Shares to be issued to the  Acquired
     Fund  Shareholders  under this Plan to the  detriment of such  shareholders without their further approval.

13.  HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1  The Article and  paragraph  headings  contained  in this Plan are for reference  purposes  only and shall not affect in any way the meaning or interpretation of this Plan.

     13.2  This Plan shall be governed by and construed in  accordance  with the laws of the  State of Kansas  without  regard  to its  principles  of conflicts of laws.

     13.3  This Plan shall bind and inure to the benefit of the  parties  hereto and their  respective  successors  and assigns,  but no assignment or transfer  hereof or of any rights or obligations  hereunder  shall be made by any party  without  the written  consent of the other  party.
           Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person,  firm or  corporation,  other than the parties hereto and their respective  successors and assigns,  any rights or remedies under or by reason of this Plan.

     13.4  It is expressly agreed that the obligations of the parties  hereunder shall  not  be  binding  upon  any of  the  Directors,  shareholders, nominees,  officers,  agents, or employees of the Company personally, but  shall  bind only  property  of such  party.  The  execution  and delivery  by such  officers  shall not be deemed to have been made by any of them  individually  or to impose any  liability on any of them personally, but shall bind only the property of each party.

IN WITNESS  WHEREOF,  the Board of Directors of the Company has caused this Plan to be approved on behalf of the Acquiring Fund and the Acquired Fund.

                                        SECURITY EQUITY FUND

                                        By:
                                           -------------------------------------
                                        Name:
                                        Title:

                                   APPENDIX B

The  following is a list of the current  funds in the  Security  Group of Mutual
Funds and the classes of shares that are currently offered by each fund:

          ===========================================================
          FUND                                        CLASSES OFFERED
          -----------------------------------------------------------
          Security Equity Fund                          A, B, and C
          -----------------------------------------------------------
          Security Global Fund                          A, B, and C
          -----------------------------------------------------------
          Security International Fund                   A, B, and C
          -----------------------------------------------------------
          Security Mid Cap Value Fund                   A, B, and C
          -----------------------------------------------------------
          Security Small Cap Growth Fund                A, B, and C
          -----------------------------------------------------------
          Security Enhanced Index Fund                  A, B, and C
          -----------------------------------------------------------
          Security Select 25 Fund                       A, B, and C
          -----------------------------------------------------------
          Security Social Awareness Fund                A, B, and C
          -----------------------------------------------------------
          Security Technology Fund                      A, B, and C
          -----------------------------------------------------------
          Security Ultra Fund                           A, B, and C
          -----------------------------------------------------------
          Security Growth and Income Fund               A, B, and C
          -----------------------------------------------------------
          Security Diversified Income Fund              A, B, and C
          -----------------------------------------------------------
          Security Municipal Bond Fund                  A, B, and C
          -----------------------------------------------------------
          Security High Yield Fund                      A, B, and C
          -----------------------------------------------------------
          Security Cash Fund                                 A
          -----------------------------------------------------------
          Security Capital Preservation Fund            A, B, and C
          ===========================================================

                                   APPENDIX C

As of June 24, 2002, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Equity Fund:

==========================================================================================
                                               % OF EQUITY FUND         % OF EQUITY FUND
            NAME AND ADDRESS                BEFORE REORGANIZATION     AFTER REORGANIZATION
------------------------------------------------------------------------------------------
Security Benefit Life Insurance Company             8.48%                    8.45%
Topeka, Kansas
==========================================================================================

As of June 24, 2002, the following persons owned beneficially or of record 5% or more of the outstanding shares of the Total Return Fund:

==========================================================================================
                                           % OF TOTAL RETURN FUND       % OF EQUITY FUND
      NAME AND ADDRESS                     BEFORE REORGANIZATION      AFTER REORGANIZATION
------------------------------------------------------------------------------------------
Chickasaw Nation 401K Plan                         9.20%                    0.04%
Ada, Oklahoma
------------------------------------------------------------------------------------------
David G. and Tammy S. Kotcher                      5.29%                    0.02%
Sterling Heights, Michigan
==========================================================================================

www.securitybenefit.com
[SBG LOGO]
THE SECURITY BENEFIT
GROUP OF COMPANIES
One Security Benefit Place, Topeka, Kansas 66636-0001

                  Notice of Special Meeting of Stockholders of
              Total Return Series ("Total Return Fund") of Security
                                   Equity Fund
                           To Be Held August 20, 2002
             One Security Benefit Place, Topeka, Kansas, 66636-0001
                            Telephone 1-800-888-2461

The undersigned hereby appoints John D. Cleland, Donald A. Chubb, Jr., and James
R. Schmank, and each of them, with full power of substitution, as proxies of the undersigned  to  vote  at the  above-stated  meeting,  and  at all  adjournments thereof, all shares of

                    TOTAL RETURN FUND OF SECURITY EQUITY FUND

held by the undersigned at the Special Meeting of Stockholders of the Fund to be
held at 9:30 AM,  local time,  on August 20,  2002,  at Security  Benefit  Group
Building,  One Security Benefit Place,  Topeka,  Kansas  66636-0001,  and at any
adjournment  thereof,  in the manner  directed below with respect to the matters referred to in the proxy  statement for the meeting,  receipt of which is hereby acknowledged,  and in the proxies'  discretion,  upon such other  matters as may properly come before the meeting or any adjournment thereof.

In order to avoid the additional  expense of further  solicitation to your Fund, we  strongly  urge you to review,  complete,  and return  your ballot as soon as possible. Your vote is important regardless of the number of shares you own. The
Board of Directors  recommends a vote for the following  proposal.  THESE VOTING
INSTRUCTIONS WILL BE VOTED AS SPECIFIED AND IN THE ABSENCE OF SPECIFICATION WILL
BE TREATED AS GRANTING AUTHORITY TO VOTE "FOR" THE PROPOSAL.

TO VOTE BY TELEPHONE

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Call 1-800-690-0903
3)  Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

TO VOTE BY INTERNET

1)  Read the Proxy Statement and have the proxy card below at hand.
2)  Go to Website www.proxyvote.com
3)  Enter the 12-digit control number set forth on the proxy card and follow the simple instructions.

TO VOTE BY MAIL

1)  Read the Proxy Statement.
2)  Check the appropriate boxes on the proxy card below.
3)  Sign and date the proxy card.
4)  Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN
BLUE OR BLACK INK AS FOLLOWS:                 KEEP THIS PORTION FOR YOUR RECORDS
--------------------------------------------------------------------------------
                                             DETACH AND RETURN THIS PORTION ONLY

              THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.
________________________________________________________________________________
SECURITY EQUITY FUND, TOTAL RETURN FUND

Important:  Stockholders  who  do  not  expect  to be in
person at the meeting are requested to mark,  date, sign
and return the enclosed  proxy  card(s) to the Fund,  or
otherwise vote their shares, as early as possible.

VOTE ON PROPOSAL                                           FOR  AGAINST  ABSTAIN

1.  To approve a Plan of  Reorganization  providing  for   [_]    [_]      [_]
    the acquisition of all of the assets and liabilities
    of the Total  Return Fund by the Equity  Series (the
    "Equity  Fund") of  Security  Equity  Fund solely in
    exchange for shares of the Equity Fund,  followed by
    the complete liquidation of the Total Return Fund.

    To transact such other business as may properly come
before the Meeting, or any adjournments  thereof, and to
adjourn the Meeting from time to time.

    THERE IS  ENCLOSED  A PROXY  FORM  SOLICITED  BY THE
BOARD OF DIRECTORS OF SECURITY  EQUITY FUND. Any form of
proxy that is executed and returned, nevertheless may be
revoked  prior to its use.  All  such  proxies  properly
executed  and  received  in time  will be  voted  at the
Meeting.

                   By order of the Board of Directors of
                   Security Equity Fund
Topeka, Kansas     AMY J. LEE
July 20, 2002      Secretary

NOTE:  Please sign  exactly as the name  appears on this
card. EACH joint owner must sign the proxy. When signing
as  executor,   administrator,   attorney,   trustee  or
guardian,  or as custodian for a minor,  please give the
FULL title of such.  If a  corporation,  please give the
FULL corporate name and indicate the signer's office. If
a partner, please sign in the partnership name.

--------------------------------------    --------------------------------------
Signature                    Date         Signature (Joint Owners)     Date
(PLEASE SIGN WITHIN BOX)

                                     PART B
                              SECURITY EQUITY FUND

--------------------------------------------------------------------------------

                       Statement of Additional Information

                                  June 29, 2002

--------------------------------------------------------------------------------

Acquisition of the Assets and Liabilities of   By and in Exchange for Shares of
Total Return Series ("Total Return Fund") of   Equity Series ("Equity Fund") of
Security Equity Fund                           Security Equity Fund
One Security Benefit Place                     One Security Benefit Place
Topeka, Kansas 66636                           Topeka, Kansas 66636

This  Statement of Additional  Information is available to the  Shareholders  of
Total Return Fund in connection with a proposed  transaction  whereby all of the assets and  liabilities  of Total Return Fund will be transferred to Equity Fund in exchange for shares of Equity Fund.

This  Statement of  Additional  Information  of the Equity Fund consists of this cover page and the following  documents,  each of which was filed electronically with the Securities and Exchange  Commission  and is  incorporated  by reference herein:

1.   The  Statement of Additional  Information  for Equity Fund and Total Return
     Fund dated February 1, 2002, as supplemented May 1, 2002.

2.   The Financial  Statements of Equity Fund and Total Return Fund are included in the  Funds'  Annual  Report  filed  on Form  N-30D  for the  year  ended
     September 30, 2001, Registration No. 2-19458 (filed December 7, 2001).

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy
Statement  dated June 29, 2002  relating to the  reorganization  of Total Return
Fund may be obtained,  without charge, by writing to Security  Management at One
Security  Benefit Place,  Topeka,  Kansas 66636 or calling (800) 888-2461.  This
Statement  of  Additional  Information  should be read in  conjunction  with the
Prospectus/Proxy Statement.

Pro forma financial  statements of the Funds are not presented as the net assets of Total  Return  Fund are less than 10 percent of the net assets of Equity Fund and will represent less than 10 percent of the net assets of the combined Fund.